UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

EXPLANATORY NOTE - “The Registrant is filing this amendment to its Form N-CSRS for the period ended April 30, 2018, originally filed with the Securities and Exchange Commission on July 9, 2018 (Accession Number 0001398344-18-009921), to amend entries made to the financial statements for 361 Global Long/Short Equity Fund impacting the following components to the financial statements: cost, net income, and both realized and unrealized gains of the Form N-CSRS. Other than the aforementioned revision, this Form N-CSRS/A does not reflect events occurring after the filing of the original Form N-CSRS, or modify or update the disclosures therein in any way.”

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

361 MANAGED FUTURES STRATEGY FUND

(INVESTOR CLASS: AMFQX)

(CLASS I: AMFZX)

361 GLOBAL MANAGED FUTURES STRATEGY FUND

(INVESTOR CLASS: AGFQX)

(CLASS I: AGFZX)

361 DOMESTIC LONG/SHORT EQUITY FUND

(INVESTOR CLASS: ADMQX)

(CLASS I: ADMZX)

(CLASS Y: ADMWX)

361 GLOBAL LONG/SHORT EQUITY FUND

(INVESTOR CLASS: AGAQX)

(CLASS I: AGAZX)

(CLASS Y: AGAWX)

361 MACRO OPPORTUNITY FUND

(INVESTOR CLASS: AGMQX)

(CLASS I: AGMZX)

361 U.S. SMALL CAP EQUITY FUND

(INVESTOR CLASS: ASFQX)

(CLASS I: ASFZX)

(CLASS Y: ASFWX)

SEMI-ANNUAL REPORT

APRIL 30, 2018

361 Funds

Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	35
Statements of Operations	39
Statements of Changes in Net Assets	41
Statement of Cash Flows	47
Financial Highlights	49
Notes to Financial Statements	64
Supplemental Information	80
Expense Examples	87

Investing involves risk, including possible loss of principal. Futures prices may be very volatile. The small margin required for futures contracts magnifies the effect of market volatility and allows the loss from a contract potentially to exceed the Fund's initial investment. The potential loss from a short sale is theoretically unlimited since the appreciation of the underlying asset also is theoretically unlimited. Small- and mid-sized company securities tend to be less liquid and more volatile than those of large companies. Bond prices generally fall when interest rates rise. High-yield bonds have higher default rates. Prices of commodities and related contracts may be very volatile for a variety of reasons, and may be difficult to liquidate in volatile markets. The 361 Macro Opportunity Fund's commodity-related investments potentially may generate too much “non-qualifying income” that would jeopardize the Fund's status as a “regulated investment company,” with significant adverse tax consequences for the Fund or its shareholders. Foreign investment entails additional risk from adverse changes in currency exchange rates, lax regulation, and potential market instability. Frequent trading by a Fund may reduce returns and increase the number of taxable transactions. Concentration of its portfolio in relatively few issuers may make a Fund more volatile than a diversified fund.

This report and the financial statements contained herein are provided for the general information of the shareholders of the 361 Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.361funds.com

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	Asset-Backed Securities – 36.2%
$795,534	AmeriCredit Automobile Receivables Trust 2017-1 2.194% (LIBOR 1 Month+30 basis points), 5/18/2020[1,2]	$795,553
3,025,493	AmeriCredit Automobile Receivables Trust 2017-2 2.058% (LIBOR 1 Month+25 basis points), 9/18/2020[1,2]	3,026,613
4,793,333	ARI Fleet Lease Trust 2017-A 1.910%, 4/15/2026[2,3]	4,759,861
10,000,000	BA Credit Card Trust 2.287% (LIBOR 1 Month+39 basis points), 10/15/2021[1,2]	10,029,490
5,000,000	Barclays Dryrock Issuance Trust 2017-1 2.227% (LIBOR 1 Month+33 basis points), 3/15/2023[1,2]	5,018,175
1,200,000	BMW Vehicle Lease Trust 2017-2 2.070%, 10/20/2020[2]	1,188,158
	CARDS II Trust
3,000,000	Series 2016-1A, Class A, 2.597% (LIBOR 1 Month+70.00 basis points), 7/15/2021[1,2,3]	3,007,314
2,000,000	Series 2017-1A, Class A, 2.267% (LIBOR 1 Month+37.00 basis points), 4/18/2022[1,3]	2,003,148
	Chesapeake Funding II LLC
2,106,416	Series 2016-2A, Class A2, 2.897% (LIBOR 1 Month+100.00 basis points), 6/15/2028[1,2,3]	2,112,755
3,723,144	Series 2017-2A, Class A2, 2.347% (LIBOR 1 Month+45.00 basis points), 5/15/2029[1,2,3]	3,723,818
3,000,000	Drive Auto Receivables Trust 2.800%, 7/15/2022[2]	2,987,628
1,000,000	Evergreen Credit Card Trust 2.157% (LIBOR 1 Month+26 basis points), 10/15/2021[1,2,3]	1,001,203
3,500,000	First National Master Note Trust 2017-2 2.337% (LIBOR 1 Month+44 basis points), 10/16/2023[1,2]	3,498,638
5,000,000	Golden Credit Card Trust 1.980%, 4/15/2022[2,3]	4,909,685
3,437,156	Gosforth Funding 2017-1 PLC 2.648% (LIBOR 3 Month+47 basis points), 12/19/2059[1,2,3]	3,442,085
1,986,883	Hyundai Auto Lease Securitization Trust 2015-B 2.210%, 5/15/2020[2,3]	1,986,438
4,500,000	Hyundai Auto Lease Securitization Trust 2017-B 1.970%, 7/15/2020[2,3]	4,461,268
2,000,000	Lanark Master Issuer PLC 2.236% (LIBOR 3 Month+42 basis points), 12/22/2069[1,2,3]	2,002,922
4,600,000	Mercedes-Benz Auto Lease Trust 2017-A 2.010%, 1/17/2023[2]	4,556,360
148,698	Navient Student Loan Trust 2016-3 2.497% (LIBOR 1 Month+60 basis points), 6/25/2065[1,2,3]	148,873
916,783	Navient Student Loan Trust 2018-1 2.087% (LIBOR 1 Month+19 basis points), 3/25/2067[1,2,3]	916,611

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	Asset-Backed Securities (Continued)
$4,000,000	Navistar Financial Dealer Note Master Owner Trust II 4.197% (LIBOR 1 Month+230 basis points), 9/27/2021[1,3]	$4,021,664
	NextGear Floorplan Master Owner Trust
6,000,000	Series 2016-1A, Class A1, 3.597% (LIBOR 1 Month+170.00 basis points), 4/15/2021[1,2,3]	6,073,374
3,000,000	Series 2017-2A, Class A1, 2.577% (LIBOR 1 Month+68.00 basis points), 10/17/2022[1,2,3]	3,011,559
	PFS Financing Corp.
4,000,000	Series 2017-C, Class A, 2.367% (LIBOR 1 Month+47.00 basis points), 10/15/2021[1,2,3]	4,011,240
2,000,000	Series 2018-A, Class B, 2.179% (LIBOR 1 Month+60.00 basis points), 2/15/2022[1,2,3]	1,997,494
3,000,000	Santander Drive Auto Receivables Trust 2017-3 2.190%, 3/15/2022[2]	2,966,856
5,192,959	SLM Private Education Loan Trust 2013-C 3.297% (LIBOR 1 Month+140 basis points), 10/15/2031[1,2,3]	5,230,650
845,246	SLM Student Loan Trust 2011-2 2.497% (LIBOR 1 Month+60 basis points), 11/25/2027[1,2]	850,123
3,205,024	Sofi Consumer Loan Program 2017-3 LLC 2.770%, 5/25/2026[2,3]	3,181,893
1,238,716	Sofi Professional Loan Program 2016-E LLC 2.747% (LIBOR 1 Month+85 basis points), 7/25/2039[1,2,3]	1,245,660
1,650,173	Sofi Professional Loan Program 2017-C LLC 2.497% (LIBOR 1 Month+60 basis points), 7/25/2040[1,2,3]	1,655,723
1,806,995	Sofi Professional Loan Program 2018-A LLC 2.247% (LIBOR 1 Month+35 basis points), 2/25/2042[1,2,3]	1,809,487
4,000,000	Trillium Credit Card Trust II 2.618% (LIBOR 1 Month+72 basis points), 5/26/2021[1,2,3]	4,001,992

	Total Asset-Backed Securities (Cost $105,742,176)	105,634,311

	Certificate of Deposits – 1.4%
4,000,000	Bayerische Landesbank 1.710%, 8/17/2018	3,992,836
	Total Certificate of Deposits (Cost $4,000,000)	3,992,836

	Collateralized Mortgage Obligations – 1.4%
4,089,498	Freddie Mac Structured Agency Credit Risk Debt Notes 3.547% (LIBOR 1 Month+165 basis points), 4/25/2024[1,2]	4,148,076
	Total Collateralized Mortgage Obligations (Cost $4,043,475)	4,148,076

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	Commercial Papers – 1.4%
$4,000,000	Anheuser Busch InBev Worldwide Inc. 1.600%, 7/5/2018	$3,984,108
	Total Commercial Papers (Cost $3,988,444)	3,984,108

	Corporate Bonds – 33.1%
	Communications – 1.7%
5,000,000	Verizon Communications, Inc. 2.454% (LIBOR 3 Month+55 basis points), 5/22/2020[1]	5,030,005

	Consumer, Cyclical – 4.5%
1,000,000	Alimentation Couche-Tard, Inc. 2.589% (LIBOR 3 Month+50 basis points), 12/13/2019[1,2,3,4]	1,001,406
3,000,000	American Honda Finance Corp. 2.049% (LIBOR 3 Month+21 basis points), 2/12/2021[1]	2,997,447
4,000,000	Daimler Finance North America LLC 2.354% (LIBOR 3 Month+45 basis points), 2/22/2021[1,3]	4,009,268
5,000,000	Home Depot, Inc. 2.175% (LIBOR 3 Month+15 basis points), 6/5/2020[1]	5,014,990
		13,023,111
	Consumer, Non-cyclical – 6.4%
5,000,000	BAT Capital Corp. 2.423% (LIBOR 3 Month+59 basis points), 8/14/2020[1,3]	5,025,245
4,000,000	BAT International Finance PLC 2.635% (LIBOR 3 Month+51 basis points), 6/15/2018[1,3,4]	4,000,672
5,000,000	Kraft Heinz Foods Co. 2.220% (LIBOR 3 Month+42 basis points), 8/9/2019[1]	5,007,890
1,820,000	Tyson Foods, Inc. 2.342% (LIBOR 3 Month+45 basis points), 8/21/2020[1]	1,825,566
2,650,000	UnitedHealth Group, Inc. 2.418% (LIBOR 3 Month+7 basis points), 10/15/2020[1]	2,646,828
		18,506,201
	Financial – 15.8%
4,975,000	Bank of America Corp. 3.388% (LIBOR 3 Month+104 basis points), 1/15/2019[1]	5,010,054
5,000,000	Capital One N.A. 3.035% (LIBOR 3 Month+115 basis points), 8/17/2018[1,2]	5,010,450
5,000,000	Citibank N.A. 2.030% (LIBOR 3 Month+23 basis points), 11/9/2018[1]	5,003,545
1,670,000	Fifth Third Bank 2.882% (LIBOR 3 Month+59 basis points), 9/27/2019[1,2]	1,678,146
5,000,000	Goldman Sachs Group, Inc. 3.522% (LIBOR 3 Month+116 basis points), 4/23/2020[1,2]	5,075,140

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Financial (Continued)
$5,000,000	JPMorgan Chase & Co. 3.317% (LIBOR 3 Month+96 basis points), 1/23/2020[1]	$5,065,870
4,000,000	Metropolitan Life Global Funding I 2.398% (LIBOR 3 Month+22 basis points), 9/19/2019[1,3]	4,006,784
4,000,000	Morgan Stanley 2.633% (LIBOR 3 Month+80 basis points), 2/14/2020[1,2]	4,014,624
6,085,000	New York Life Global Funding 2.749% (LIBOR 3 Month+39 basis points), 10/24/2019[1,3]	6,111,896
2,000,000	PNC Bank N.A. 2.245% (LIBOR 3 Month+36 basis points), 5/19/2020[1]	2,008,586
3,000,000	Wells Fargo Bank N.A. 2.658% (LIBOR 3 Month+31 basis points), 1/15/2021[1]	3,002,085
		45,987,180
	Industrial – 0.5%
1,360,000	Stanley Black & Decker, Inc. 1.622%, 11/17/2018	1,354,448

	Technology – 3.4%
10,000,000	Apple, Inc. 2.037% (LIBOR 3 Month+25 basis points), 5/3/2018[1]	10,000,090

	Utilities – 0.8%
2,410,000	Sempra Energy 2.848% (LIBOR 3 Month+50 basis points), 1/15/2021[1,2]	2,414,331

	Total Corporate Bonds (Cost $96,127,608)	96,315,366

	Municipal Bonds – 1.4%
4,000,000	State of Mississippi 2.278% (LIBOR 1 Month+40 basis points), 11/1/2020[1,2]	4,014,080

	Total Municipal Bonds (Cost $4,000,000)	4,014,080

Number of Shares

	Short-Term Investments – 22.8%
66,509,867	Federated Treasury Obligations Fund – Institutional Class, 1.54%[5]	66,509,867

	Total Short-Term Investments (Cost $66,509,867)	66,509,867

	Total Investments – 97.7% (Cost $284,411,570)	284,598,644

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

Value

Other Assets in Excess of Liabilities – 2.3%	$6,707,651

Total Net Assets – 100.0%	$291,306,295

PLC – Public Limited Company

[1]	Floating rate security.
[2]	Callable.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $94,871,988 which represents 32.57% of Net Assets.
[4]	Foreign security denominated in U.S. Dollars.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value at April 30, 2018	Unrealized Appreciation (Depreciation)

78	E-mini S&P MidCap 400	June 2018	$14,622,171	$14,602,380	$(19,791)
(176)	CBOE Volatility Index	May 2018	(2,890,253)	(2,926,000)	(35,747)

TOTAL FUTURES CONTRACTS			$11,731,918	$11,676,380	$(55,538)

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund

SUMMARY OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Asset-Backed Securities	36.2%
Corporate Bonds
Financial	15.8%
Consumer, Non-cyclical	6.4%
Consumer, Cyclical	4.5%
Technology	3.4%
Communications	1.7%
Utilities	0.8%
Industrial	0.5%
Total Corporate Bonds	33.1%
Certificate of Deposits	1.4%
Collateralized Mortgage Obligations	1.4%
Commercial Papers	1.4%
Municipal Bonds	1.4%
Short-Term Investments	22.8%
Total Investments	97.7%
Other Assets in Excess of Liabilities	2.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 Global Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	U.S. Treasury Bills – 75.9%
	United States Treasury Bill
$28,454,000	1.600%, 5/10/2018	$28,443,131
28,369,000	1.653%, 6/7/2018	28,321,368
28,532,300	1.700%, 7/5/2018	28,442,480

	Total U.S. Treasury Bills (Cost $85,208,158)	85,206,979

	Short-Term Investments – 22.1%
24,807,007	UMB Money Market Fiduciary, 0.25%[1]	24,807,007

	Total Short-Term Investments (Cost $24,807,007)	24,807,007

	Total Investments – 98.0% (Cost $110,015,165)	110,013,986
	Other Assets in Excess of Liabilities – 2.0%	2,201,879

	Total Net Assets – 100.0%	$112,215,865

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Global Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value at April 30, 2018	Unrealized Appreciation (Depreciation)

(41)	FTSE 100 Index	June 2018	$(4,209,549)	$(4,206,394)	$3,155
88	Hang Seng Index	May 2018	16,884,482	17,084,918	200,436
116	Taiwan Stock Exchange Capitalization Weighted Stock Index	May 2018	8,383,088	8,353,459	(29,629)

TOTAL FUTURES CONTRACTS			$21,058,021	$21,231,983	$173,962

See accompanying Notes to Financial Statements.

361 Global Managed Futures Strategy Fund

SUMMARY OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Security Type	Percent of Total Net Assets
U.S. Treasury Bills	75.9%
Short-Term Investments	22.1%
Total Investments	98.0%
Other Assets in Excess of Liabilities	2.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 100.3%
	Basic Materials – 2.4%
22,245	Freeport-McMoRan, Inc.[1]	$338,346
13,817	Versum Materials, Inc.[1]	486,082
		824,428
	Communications – 4.8%
1,145	Arista Networks, Inc.*1	302,910
6,943	GoDaddy, Inc.*1	448,240
3,158	IAC/InterActiveCorp*1	512,038
23,132	News Corp.[1]	369,649
		1,632,837
	Consumer, Cyclical – 12.2%
6,299	Best Buy Co., Inc.[1]	482,063
3,593	Burlington Stores, Inc.*1	488,109
4,411	Costco Wholesale Corp.[1]	869,673
851	Darden Restaurants, Inc.[1]	79,024
14,409	Hilton Grand Vacations, Inc.*1	619,587
629	Lear Corp.[1]	117,604
14,392	Live Nation Entertainment, Inc.*1	568,052
162	NVR, Inc.*1	502,200
8,082	Skechers U.S.A., Inc. - Class A*1	230,337
3,896	Urban Outfitters, Inc.*1	156,892
1,570	Yum China Holdings, Inc.[1]	67,133
		4,180,674
	Consumer, Non-cyclical – 27.8%
6,810	AbbVie, Inc.[1]	657,506
1,454	ABIOMED, Inc.*1	437,581
1,264	Align Technology, Inc.*1	315,810
5,356	AmerisourceBergen Corp.[1]	485,146
10,660	Baxter International, Inc.[1]	740,870
1,120	Biogen, Inc.*1	306,432
13,413	Booz Allen Hamilton Holding Corp.[1]	531,557
6,551	Brown-Forman Corp. - Class B1	367,118
4,778	Euronet Worldwide, Inc.*1	373,210
100	Humana, Inc.[1]	29,418
2,315	IDEXX Laboratories, Inc.*1	450,244
5,879	Ingredion, Inc.[1]	711,888
12,567	Mylan N.V.*1,2	487,097
7,806	PayPal Holdings, Inc.*1	582,406
19,208	Pilgrim's Pride Corp.*1	414,893
7,162	Square, Inc. - Class A*1	339,049
8,287	Tyson Foods, Inc. - Class A1	580,919
16,911	U.S. Foods Holding Corp.*1	578,018
3,925	Varian Medical Systems, Inc.*1	453,691

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Consumer, Non-cyclical (Continued)
8,223	Zoetis, Inc.[1]	$686,456
		9,529,309
	Financial – 30.0%
41,710	Apple Hospitality REIT, Inc.[1]	750,363
33,436	Brown & Brown, Inc.[1]	910,462
14,400	CBRE Group, Inc. - Class A*1	652,464
11,951	Citizens Financial Group, Inc.[1]	495,847
5,929	Comerica, Inc.[1]	560,765
22,515	CoreCivic, Inc.[1]	453,903
7,179	DCT Industrial Trust, Inc. - REIT[1]	470,727
626	Jones Lang LaSalle, Inc.[1]	106,113
947	LPL Financial Holdings, Inc.[1]	57,360
98,616	MFA Financial, Inc. - REIT[1]	741,592
21,273	Park Hotels & Resorts, Inc. - REIT[1]	612,237
10,620	Progressive Corp.[1]	640,280
13,260	Prologis, Inc. - REIT[1]	860,707
20,784	Rayonier, Inc. - REIT[1]	772,957
5,025	Reinsurance Group of America, Inc.[1]	750,735
3,914	SBA Communications Corp. - Class A*1	627,140
22,603	Weyerhaeuser Co. - REIT[1]	831,338
		10,294,990
	Industrial – 5.3%
1,223	Berry Global Group, Inc.*1	67,265
2,196	Boeing Co.[1]	732,498
957	Mettler-Toledo International, Inc.*1	535,853
11,650	National Instruments Corp.[1]	476,368
		1,811,984
	Technology – 6.8%
1,068	Apple, Inc.[1]	176,498
6,743	Atlassian Corp. PLC - Class A*1,2	377,473
13,552	Cadence Design Systems, Inc.*1	542,893
7,689	Micron Technology, Inc.*1	353,540
15,914	ON Semiconductor Corp.*1	351,381
6,259	PTC, Inc.*1	515,429
		2,317,214
	Utilities – 11.0%
15,627	Avangrid, Inc.[1]	823,699
12,895	Hawaiian Electric Industries, Inc.[1]	447,328
22,271	MDU Resources Group, Inc.[1]	627,374
653	NextEra Energy, Inc.[1]	107,033
15,370	NRG Energy, Inc.[1]	476,470
11,949	PG&E Corp.[1]	550,849

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Utilities (Continued)
15,415	UGI Corp.[1]	$745,932
		3,778,685
	Total Common Stocks (Cost $33,097,955)	34,370,121

Principal Amount

	Short-Term Investments – 19.4%
$6,664,186	UMB Money Market Fiduciary, 0.25%[3]	6,664,186

	Total Short-Term Investments (Cost $6,664,186)	6,664,186

	Total Investments – 119.7% (Cost $39,762,141)	41,034,307
	Liabilities in Excess of Other Assets – (19.7)%	(6,764,151)
	Total Net Assets – 100.0%	$34,270,156

Number of Shares

	Securities Sold Short – (30.3)%
	Common Stocks – (30.3)%
	Basic Materials – (1.3)%
(43,719)	Platform Specialty Products Corp.*	(440,250)

	Communications – (2.1)%
(23,251)	FireEye, Inc.*	(419,681)
(56,858)	Pandora Media, Inc.*	(318,973)
		(738,654)
	Consumer, Cyclical – (2.4)%
(70,170)	Ford Motor Co.	(788,711)
(728)	International Game Technology[2]	(20,580)
		(809,291)
	Consumer, Non-cyclical – (8.4)%
(19,348)	ACADIA Pharmaceuticals, Inc.*	(305,892)
(225)	Agios Pharmaceuticals, Inc.*	(18,880)
(1,708)	Allergan PLC[2]	(262,434)
(3,921)	Alnylam Pharmaceuticals, Inc.*	(370,652)
(39,414)	Brookdale Senior Living, Inc.*	(285,357)
(5,267)	DexCom, Inc.*	(385,439)
(4,448)	Intercept Pharmaceuticals, Inc.*	(302,509)
(16,261)	Macquarie Infrastructure Corp.	(616,292)
(5,684)	TESARO, Inc.*	(289,372)

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Consumer, Non-cyclical (Continued)
(1,244)	TreeHouse Foods, Inc.*	$(47,894)
		(2,884,721)
	Energy – (6.4)%
(9,044)	Hess Corp.	(515,418)
(1,715)	Kinder Morgan, Inc.	(27,131)
(21,226)	SM Energy Co.	(508,363)
(40,574)	Transocean Ltd.*2	(501,900)
(61,353)	Weatherford International PLC*2	(180,991)
(11,419)	Whiting Petroleum Corp.*	(466,124)
		(2,199,927)
	Financial – (7.0)%
(53,239)	New York Community Bancorp, Inc.	(632,479)
(70,457)	Spirit Realty Capital, Inc. - REIT	(567,179)
(44,357)	TFS Financial Corp.	(661,363)
(29,317)	Uniti Group, Inc. - REIT*	(528,293)
		(2,389,314)
	Industrial – (1.7)%
(42,656)	General Electric Co.	(600,170)

	Technology – (1.0)%
(23,203)	Nuance Communications, Inc.*	(341,548)

	Total Common Stocks (Proceeds $10,399,538)	(10,403,875)

	Total Securities Sold Short (Proceeds $10,399,538)	$(10,403,875)

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund

SUMMARY OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	30.0%
Consumer, Non-cyclical	27.8%
Consumer, Cyclical	12.2%
Utilities	11.0%
Technology	6.8%
Industrial	5.3%
Communications	4.8%
Basic Materials	2.4%
Total Common Stocks	100.3%
Short-Term Investments	19.4%
Total Investments	119.7%
Liabilities in Excess of Other Assets	(19.7)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 98.7%
	Basic Materials – 0.9%
46,685	Covestro A.G.[1]	$4,241,970
34,100	Mitsubishi Gas Chemical Co., Inc.	799,150
15,600	Tosoh Corp.	275,938
6,600	West Fraser Timber Co., Ltd.	447,042
		5,764,100
	Communications – 6.3%
5,961	Arista Networks, Inc.*2	1,576,983
164	Booking Holdings, Inc.*2	357,192
61,360	F5 Networks, Inc.*2	10,007,202
40,572	Facebook, Inc. - Class A*2	6,978,384
22,400	Hakuhodo DY Holdings, Inc.	313,389
444,600	Rakuten, Inc.	3,159,584
256,000	Start Today Co., Ltd.	7,391,728
85,771	VeriSign, Inc.*2	10,071,231
		39,855,693
	Consumer, Cyclical – 19.7%
16,141	Aristocrat Leisure Ltd.	323,795
9,200	Bandai Namco Holdings, Inc.	311,317
17,915	Bayerische Motoren Werke A.G.	1,729,642
4,248	Best Buy Co., Inc.[2]	325,100
2,200	Canadian Tire Corp. Ltd. - Class A	299,810
15,755	Carnival Corp.[2,3]	993,510
443,968	Crown Resorts Ltd.	4,309,093
137,421	Darden Restaurants, Inc.[2]	12,760,914
338,345	Deutsche Lufthansa A.G.	9,833,946
36,963	Dollar General Corp.[2]	3,568,038
7,766	Flight Centre Travel Group Ltd.	325,327
301,895	Gap, Inc.[2]	8,827,410
5,706,700	Genting Singapore PLC	4,999,603
11,070	HUGO BOSS A.G.	1,037,751
40,339	Lululemon Athletica, Inc.*2	4,025,832
174,400	Magna International, Inc.	10,299,651
99,664	McDonald's Corp.[2]	16,687,740
94,686	Michael Kors Holdings Ltd.*2, 3	6,478,416
3,298	NVR, Inc.*2	10,223,800
204,327	Persimmon PLC	7,632,446
184,827	Qantas Airways Ltd.	799,322
22,175	Swatch Group A.G.	1,975,873
88,632	Toll Brothers, Inc.[2]	3,736,725
14,039	TUI A.G.	317,466
157,069	VF Corp.[2]	12,702,170
		124,524,697

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Consumer, Non-cyclical – 26.6%
830,948	Abertis Infraestructuras S.A.	$18,319,589
134,504	Adecco Group A.G.	8,907,558
32,824	Align Technology, Inc.*2	8,201,076
1,829	Amgen, Inc.[2]	319,124
26,606	Anthem, Inc.[2]	6,278,750
44,100	Benesse Holdings, Inc.	1,606,265
5,898	Brown-Forman Corp. - Class B2	330,524
52,662	Celgene Corp.*2	4,586,860
391	Chocoladefabriken Lindt & Spruengli A.G.	2,513,367
274,600	Coca-Cola Amatil Ltd.	1,916,722
35,073	Cooper Cos., Inc.[2]	8,021,546
337,200	Empire Co., Ltd.	6,520,776
105,807	Estee Lauder Cos., Inc. - Class A2	15,668,959
168,809	Express Scripts Holding Co.*2	12,778,841
866,000	First Pacific Co., Ltd.	443,454
62,710	H Lundbeck A/S	3,632,895
40,240	Humana, Inc.[2]	11,837,803
58,300	Loblaw Cos. Ltd.	2,964,945
84,627	ManpowerGroup, Inc.[2]	8,100,496
35,700	Medipal Holdings Corp.	765,867
162,931	Monster Beverage Corp.*2	8,961,205
17,550	PepsiCo, Inc.[2]	1,771,497
148,445	Robert Half International, Inc.[2]	9,018,034
123,566	Total System Services, Inc.[2]	10,386,958
28,932	United Therapeutics Corp.*2	3,185,703
92,408	Varian Medical Systems, Inc.*2	10,681,441
		167,720,255
	Energy – 7.1%
68,905	Caltex Australia Ltd.	1,602,354
30,435	HollyFrontier Corp.[2]	1,847,100
179,200	Idemitsu Kosan Co., Ltd.	7,000,612
1,753,200	JXTG Holdings, Inc.	11,428,702
84,483	Phillips 66[2]	9,403,803
17,349	Repsol S.A.	331,064
1	Royal Dutch Shell PLC - B Shares	36
75,000	Showa Shell Sekiyu KK	1,059,044
111,090	Valero Energy Corp.[2]	12,323,214
		44,995,929
	Financial – 7.3%
781,773	AGNC Investment Corp. - REIT[2]	14,791,145
126,130	Annaly Capital Management, Inc. - REIT[2]	1,307,968
3,608,800	CapitaMall Trust - REIT	5,698,965
98,900	CI Financial Corp.	2,081,213

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Financial (Continued)
600	Fairfax Financial Holdings Ltd.	$332,163
69,000	H&R Real Estate Investment Trust - REIT	1,108,084
828,397	Intesa Sanpaolo S.p.A.	3,279,876
825,000	Kerry Properties Ltd.	3,943,901
24,366	Mastercard, Inc. - Class A2	4,343,727
131,900	National Bank of Canada	6,264,223
98,200	Power Corp. of Canada	2,333,397
33,900	Smart Real Estate Investment Trust - REIT	760,374
		46,245,036
	Industrial – 11.4%
3,576	Arrow Electronics, Inc.*2	267,270
858	Boeing Co.[2]	286,195
179,300	Brother Industries Ltd.	3,845,910
66,079	Cummins, Inc.[2]	10,563,389
5,000	Daifuku Co., Ltd.	267,289
110,877	DSV A/S	8,780,992
161,036	Expeditors International of Washington, Inc.[2]	10,283,759
41,098	Fraport A.G. Frankfurt Airport Services Worldwide	3,977,225
102,800	Hoya Corp.	5,492,074
57,000	Kamigumi Co., Ltd.	1,283,161
32,082	Lockheed Martin Corp.[2]	10,293,189
32,800	Nippon Express Co., Ltd.	2,478,045
1,428	Raytheon Co.[2]	292,654
815,600	Singapore Technologies Engineering Ltd.	2,134,276
115,923	Spirit Aerosystems Holdings, Inc. - Class A2	9,316,732
8,100	Sumitomo Heavy Industries Ltd.	309,504
6,100	Taisei Corp.	329,070
2,042,100	Yangzijiang Shipbuilding Holdings Ltd.	1,783,218
		71,983,952
	Technology – 15.6%
40,750	Accenture PLC - Class A2, 3	6,161,400
143,259	Broadridge Financial Solutions, Inc.[2]	15,358,797
192,178	CA, Inc.[2]	6,687,794
112,578	Cadence Design Systems, Inc.*2	4,509,875
156,000	Canon, Inc.	5,366,274
72,600	CGI Group, Inc.*	4,206,729
35,731	Cognizant Technology Solutions Corp. - Class A2	2,923,510
5,000	Constellation Software, Inc.	3,573,326
184,028	Fortinet, Inc.*2	10,187,790
50,000	Fujitsu Ltd.	303,123
10,261	IPG Photonics Corp.*2	2,185,901
7,304	KLA-Tencor Corp.[2]	743,109
9,573	Lam Research Corp.[2]	1,771,579

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Technology (Continued)
156,884	Micron Technology, Inc.*2	$7,213,526
250,300	Mixi, Inc.	8,226,574
52,400	Nexon Co., Ltd.*	762,493
6,000	Oracle Corp. Japan	492,886
6,400	Otsuka Corp.	296,560
3,200	Rohm Co., Ltd.	296,522
60,713	Skyworks Solutions, Inc.[2]	5,267,460
3,198	Take-Two Interactive Software, Inc.*2	318,873
61,400	Tokyo Electron Ltd.	11,792,056
		98,646,157
	Utilities – 3.8%
226,295	American Electric Power Co., Inc.[2]	15,836,124
3,979	Entergy Corp.[2]	324,647
198,161	Exelon Corp.[2]	7,863,028
		24,023,799
	Total Common Stocks (Cost $601,345,126)	623,759,618

Principal Amount

	Short-Term Investments – 16.7%
$105,770,523	UMB Money Market Fiduciary, 0.25%[4]	105,770,523

	Total Short-Term Investments (Cost $105,770,523)	105,770,523

	Total Investments – 115.4% (Cost $707,115,649)	729,530,141
	Liabilities in Excess of Other Assets – (15.4)%	(97,427,405)

	Total Net Assets – 100.0%	$632,102,736

Number of Shares

	Securities Sold Short – (29.8)%
	Common Stocks – (29.8)%
	Basic Materials – (3.8)%
(528,000)	First Quantum Minerals Ltd.	$(7,607,476)
(474,400)	Goldcorp, Inc.	(6,295,776)
(225,300)	Nutrien Ltd.	(10,256,063)
		(24,159,315)
	Communications – (5.6)%
(72,809)	Altice N.V. - Class A*	(696,851)

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Communications (Continued)
(456,836)	CenturyLink, Inc.	$(8,488,013)
(247,793)	Discovery, Inc. - Class C*	(5,505,960)
(142,600)	SoftBank Group Corp.	(10,895,882)
(184,655)	Sprint Corp.*	(1,035,915)
(48,747)	Telefonaktiebolaget LM Ericsson - B Shares	(371,619)
(238,285)	Zayo Group Holdings, Inc.*	(8,649,746)
		(35,643,986)
	Consumer, Cyclical – (0.3)%
(19,177)	Mattel, Inc.	(283,820)
(99,993)	Under Armour, Inc. - Class A*	(1,534,892)
		(1,818,712)
	Consumer, Non-cyclical – (6.3)%
(11,021)	Alkermes PLC*3	(487,900)
(69,152)	Allergan PLC[3]	(10,625,205)
(39,497)	Alnylam Pharmaceuticals, Inc.*	(3,733,651)
(126,568)	BioMarin Pharmaceutical, Inc.*	(10,569,694)
(74,779)	Incyte Corp.*	(4,631,811)
(136,751)	Seattle Genetics, Inc.*	(7,000,284)
(57,862)	TESARO, Inc.*	(2,945,754)
		(39,994,299)
	Energy – (5.3)%
(171,843)	Cheniere Energy, Inc.*	(9,994,389)
(83,041)	Continental Resources, Inc.*	(5,485,689)
(37,600)	Crescent Point Energy Corp.	(329,439)
(9,782)	Devon Energy Corp.	(355,380)
(319,941)	Lundin Petroleum A.B.*	(8,819,746)
(148,065)	Noble Energy, Inc.	(5,009,039)
(1,148,135)	Weatherford International PLC*3	(3,386,998)
		(33,380,680)
	Financial – (2.7)%
(998,900)	Acom Co., Ltd.	(4,522,150)
(16,184)	EXOR N.V.	(1,198,955)
(488,733)	Invitation Homes, Inc. - REIT	(11,309,282)
(17,300)	Mitsubishi Estate Co., Ltd.	(316,115)
		(17,346,502)
	Industrial – (5.1)%
(1,031)	AP Moller - Maersk A/S - Class A	(1,573,624)
(2,822)	AP Moller - Maersk A/S - Class B	(4,520,832)
(411,779)	Arconic, Inc.	(7,333,784)
(798,145)	General Electric Co.	(11,229,900)

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Industrial (Continued)
(397,524)	Tenaris S.A.	$(7,449,987)
		(32,108,127)
	Technology – (0.7)%
(385,989)	Advanced Micro Devices, Inc.*	(4,199,560)

	Total Common Stocks (Proceeds $190,592,204)	(188,651,181)

	Total Securities Sold Short (Proceeds $190,592,204)	$(188,651,181)

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $4,241,970 which represents 0.67% of Net Assets.
[2]	All or a portion of this security is segregated as collateral for securities sold short.
[3]	Foreign security denominated in U.S. Dollars.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund

SUMMARY OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Security Type/Country	Percent of Total Net Assets
Common Stocks
United States	61.0%
Japan	12.0%
Canada	7.2%
Germany	3.3%
Spain	2.9%
United Kingdom	2.2%
Switzerland	2.1%
Singapore	2.0%
Denmark	2.0%
Australia	1.5%
China	1.0%
Ireland	1.0%
Italy	0.5%
Netherlands	0.0%
Total Common Stocks	98.7%
Short-Term Investments	16.7%
Total Investments	115.4%
Liabilities in Excess of Other Assets	(15.4)%
Total Net Assets	100.0%

 See accompanying Notes to Financial Statements.

361 Macro Opportunity Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 43.0%
	Basic Materials – 1.1%
448	Praxair, Inc.	$68,329
1,241	Southern Copper Corp.	65,537
		133,866
	Communications – 4.7%
1,736	Ciena Corp.*	44,702
440	F5 Networks, Inc.*	71,760
2,344	FireEye, Inc.*	42,309
1,867	Mimecast Ltd.*1	71,039
230	Netflix, Inc.*	71,866
353	Palo Alto Networks, Inc.*	67,956
1,109	RingCentral, Inc. - Class A*	74,358
2,212	Twitter, Inc.*	67,046
267	VeriSign, Inc.*	31,351
		542,387
	Consumer, Cyclical – 3.6%
173	Chipotle Mexican Grill, Inc. - Class A*	73,236
280	Domino's Pizza, Inc.	67,685
1,655	Hawaiian Holdings, Inc.	68,186
2,266	Melco Resorts & Entertainment Ltd. - ADR	70,722
433	PVH Corp.	69,137
4,065	Wendy's Co.	68,048
		417,014
	Consumer, Non-cyclical – 6.2%
815	Agios Pharmaceuticals, Inc.*	68,387
494	Ecolab, Inc.	71,516
1,754	GlaxoSmithKline PLC - ADR	70,353
385	Global Payments, Inc.	43,524
6,633	ImmunoGen, Inc.*	72,897
494	Inogen, Inc.*	69,447
616	Insperity, Inc.	49,434
2,203	Kelly Services, Inc. - Class A	64,460
408	Stryker Corp.	69,123
1,563	Teladoc, Inc.*	67,209
3,110	Tenet Healthcare Corp.*	74,453
		720,803
	Energy – 14.2%
1,701	BP PLC - ADR	75,848
808	China Petroleum & Chemical Corp. - ADR	78,812
214	CNOOC Ltd. - ADR	36,168
1,124	ConocoPhillips	73,622
1,121	Continental Resources, Inc.*	74,053
10,995	Denbury Resources, Inc.*	36,174

361 Macro Opportunity Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Energy (Continued)
4,177	Diamond Offshore Drilling, Inc.*	$76,815
1,826	Eni S.p.A. - ADR	71,524
906	First Solar, Inc.*	64,244
1,272	Hess Corp.	72,491
4,146	Marathon Oil Corp.	75,665
1,719	National Oilwell Varco, Inc.	66,474
7,200	Oasis Petroleum, Inc.*	79,416
976	Occidental Petroleum Corp.	75,406
1,940	Oil States International, Inc.*	69,743
3,433	Petroleo Brasileiro S.A. - ADR*	48,371
354	Pioneer Natural Resources Co.	71,349
960	Royal Dutch Shell PLC - Class B - ADR	69,523
3,002	Statoil ASA ADR	76,851
1,990	TechnipFMC PLC[1]	65,590
6,253	Transocean Ltd.*1	77,350
11,989	W&T Offshore, Inc.*	73,133
1,928	Whiting Petroleum Corp.*	78,701
4,220	WPX Energy, Inc.*	72,120
		1,659,443
	Financial – 3.8%
2,900	Banco Santander Brasil S.A. - ADR	31,436
1,376	Bancolombia S.A. - ADR	65,580
620	Cullen/Frost Bankers, Inc.	70,959
1,655	Customers Bancorp, Inc.*	47,697
61	Mastercard, Inc. - Class A	10,875
11,784	Ocwen Financial Corp.*	47,843
1,483	Popular, Inc.[1]	68,648
2,877	Umpqua Holdings Corp.	67,782
385	Wintrust Financial Corp.	34,438
		445,258
	Industrial – 4.6%
3,621	CAE, Inc.[1]	68,618
307	Casella Waste Systems, Inc.*	7,525
1,167	CSX Corp.	69,308
556	Encore Wire Corp.	29,273
312	FLIR Systems, Inc.	16,708
116	Fluor Corp.	6,838
4,204	Genco Shipping & Trading Ltd.*1	67,264
122	Harris Corp.	19,083
747	HEICO Corp.	65,624
842	Kirby Corp.*	71,823
100	Northrop Grumman Corp.	32,204
1,134	Novanta, Inc.*1	66,679

361 Macro Opportunity Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Industrial (Continued)
104	Proto Labs, Inc.*	$12,392
		533,339
	Technology – 4.8%
79	Adobe Systems, Inc.*	17,506
384	Akamai Technologies, Inc.*	27,514
65	ASML Holding N.V.[1]	12,249
1,058	Coupa Software, Inc.*	49,059
1,044	Fortinet, Inc.*	57,796
612	Intel Corp.	31,591
3,167	LivePerson, Inc.*	53,206
890	Microsoft Corp.	83,233
994	NetApp, Inc.	66,181
2,826	Pixelworks, Inc.*	12,095
871	Qualys, Inc.*	67,023
341	Red Hat, Inc.*	55,603
142	salesforce.com, Inc.*	17,181
248	Seagate Technology PLC[1]	14,357
		564,594
	Total Common Stocks (Cost $4,862,035)	5,016,704

	Exchange-Traded Funds – 17.9%
2,497	Global X Robotics & Artificial Intelligence ETF	57,681
2,106	iShares MSCI All Peru Capped ETF	92,159
1,234	iShares MSCI Austria ETF	31,109
1,245	iShares MSCI France ETF	40,687
1,616	iShares MSCI Hong Kong ETF	41,547
2,100	iShares MSCI Ireland ETF	98,763
1,010	iShares MSCI Italy ETF	33,906
1,107	iShares MSCI Japan ETF	67,128
2,227	iShares MSCI Japan Small-Cap ETF[2]	181,389
1,410	iShares MSCI Malaysia ETF	49,435
658	iShares MSCI Netherlands ETF	21,142
3,785	iShares MSCI Saudi Arabia ETF	115,745
1,668	iShares MSCI Singapore ETF	46,470
1,111	iShares MSCI Thailand ETF	108,289
1,550	iShares Russell 2000 ETF	237,646
42,644	PowerShares DB Energy Fund*2	686,568
716	SPDR Gold Shares*	89,206
6,267	United States Oil Fund LP*	86,485

	Total Exchange-Traded Funds (Cost $1,972,345)	2,085,355

361 Macro Opportunity Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

Number of Contracts		Value

	Purchased Options Contracts – 0.3%
	Call Options – 0.3%
	PowerShares QQQ Trust Series 1
112	Exercise Price: $160.00, Notional Amount: $1,792,000,	$39,200
	Expiration Date: May 19, 2018
	Total Call Options (Cost $40,369)	39,200
	Put Option – 0.0%
	Facebook, Inc.
3	Exercise Price: $140.00, Notional Amount: $42,000,	654
	Expiration Date: September 22, 2018
	SPDR S&P 500 ETF Trust
35	Exercise Price: $240.00, Notional Amount: $840,000,
	Expiration Date: June 16, 2018	2,940
	Total Put Option (Cost $26,506)	3,594
	Total Purchased Options Contracts (Cost $66,875)	42,794

Principal Amount

	Short-Term Investments – 36.7%
$4,277,773	UMB Money Market Fiduciary, 0.25%[3]	4,277,773

	Total Short-Term Investments (Cost $4,277,773)	4,277,773

	Total Investments – 97.9% (Cost $11,179,028)	11,422,626
	Other Assets in Excess of Liabilities – 2.1%	244,622
	Total Net Assets – 100.0%	$11,667,248

Number of Shares

	Securities Sold Short – (10.2)%
	Common Stocks – (10.2)%
	Basic Materials – (0.7)%
(219)	Sherwin-Williams Co.	(80,518)

	Consumer, Cyclical – (2.7)%
(2,402)	Gap, Inc.	(70,235)
(1,985)	Leggett & Platt, Inc.	(80,492)
(712)	Royal Caribbean Cruises Ltd.[1]	(77,031)
(1,568)	Southwest Airlines Co.	(82,836)
		(310,594)
	Consumer, Non-cyclical – (2.1)%
(1,451)	Altria Group, Inc.	(81,416)

361 Macro Opportunity Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Consumer, Non-cyclical (Continued)
(1,032)	Perrigo Co.[1]	$(80,640)
(711)	Sanderson Farms, Inc.	(79,035)
		(241,091)
	Financial – (1.3)%
(948)	Canadian Imperial Bank of Commerce[1]	(82,523)
(710)	Crown Castle International Corp. - REIT	(71,618)
		(154,141)
	Industrial – (2.7)%
(552)	Deere & Co.	(74,702)
(2,162)	Masco Corp.	(81,875)
(567)	Stanley Black & Decker, Inc.	(80,281)
(1,354)	WestRock Co.	(80,103)
		(316,961)
	Technology – (0.7)%
(1,431)	Cerner Corp.*	(83,356)

	Total Common Stocks (Proceeds $1,206,627)	(1,186,661)

	Total Securities Sold Short (Proceeds $1,206,627)	$(1,186,661)

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for securities sold short.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Macro Opportunity Fund

SUMMARY OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Energy	14.2%
Consumer, Non-cyclical	6.2%
Technology	4.8%
Communications	4.7%
Industrial	4.6%
Financial	3.8%
Consumer, Cyclical	3.6%
Basic Materials	1.1%
Total Common Stocks	43.0%
Exchange-Traded Funds	17.9%
Purchased Options Contracts
Call Options	0.3%
Put Options	0.0%
Total Purchased Options Contracts	0.3%
Short-Term Investments	36.7%
Total Investments	97.9%
Other Assets in Excess of Liabilities	2.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 U.S. Small Cap Equity Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 98.8%
	Basic Materials – 1.7%
17,957	Cleveland-Cliffs, Inc.*	$133,241
4,118	Schnitzer Steel Industries, Inc. - Class A	121,275
7,215	Tronox Ltd. - Class A1	123,954
		378,470
	Communications – 3.3%
5,457	Ciena Corp.*	140,518
11,281	Extreme Networks, Inc.*	120,707
6,930	MSG Networks, Inc.*	142,065
741	Stamps.com, Inc.*	168,763
13,358	Vonage Holdings Corp.*	149,342
		721,395
	Consumer, Cyclical – 10.9%
5,037	Abercrombie & Fitch Co. - Class A	129,048
9,473	American Axle & Manufacturing Holdings, Inc.*	145,316
7,355	American Eagle Outfitters, Inc.	152,102
2,354	Beacon Roofing Supply, Inc.*	115,228
2,565	BJ's Restaurants, Inc.	143,255
1,715	Dillard's, Inc. - Class A	127,853
4,124	Malibu Boats, Inc. - Class A*	138,979
977	Marriott Vacations Worldwide Corp.	119,790
6,542	Meritor, Inc.*	127,373
4,346	Planet Fitness, Inc. - Class A*	175,100
1,563	RH*	149,188
3,392	Rush Enterprises, Inc.*	138,495
5,769	Ruth's Hospitality Group, Inc.	154,898
4,900	Tailored Brands, Inc.	154,595
5,302	Triton International Ltd.[1]	164,415
5,813	Wabash National Corp.	116,609
5,191	William Lyon Homes - Class A*	139,430
		2,391,674
	Consumer, Non-cyclical – 23.2%
10,823	ACCO Brands Corp.	130,417
3,401	American Public Education, Inc.*	137,060
2,140	AMN Healthcare Services, Inc.*	143,059
2,319	ANI Pharmaceuticals, Inc.*	137,633
1,960	ASGN, Inc.*	158,035
540	Chemed Corp.	166,439
5,608	Collegium Pharmaceutical, Inc.*	132,629
9,429	Corcept Therapeutics, Inc.*	157,276
2,876	Emergent Biosolutions, Inc.*	149,149
1,820	Enanta Pharmaceuticals, Inc.*	169,351
5,334	Ensign Group, Inc.	148,659

361 U.S. Small Cap Equity Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Consumer, Non-cyclical (Continued)
1,464	Grand Canyon Education, Inc.*	$152,241
2,287	Green Dot Corp. - Class A*	139,073
2,260	HealthEquity, Inc.*	148,414
10,243	Horizon Pharma PLC*1	135,617
1,187	Inogen, Inc.*	166,868
3,062	Inter Parfums, Inc.	156,774
2,692	Korn/Ferry International	143,914
2,354	LHC Group, Inc.*	175,185
1,021	Ligand Pharmaceuticals, Inc.*	158,102
1,686	Masimo Corp.*	151,285
2,677	Matthews International Corp. - Class A	131,575
1,572	Medifast, Inc.	157,797
4,019	Medpace Holdings, Inc.*	148,663
4,007	Myriad Genetics, Inc.*	113,358
4,474	Performance Food Group Co.*	145,181
21,567	Pieris Pharmaceuticals, Inc.*	137,382
5,218	PTC Therapeutics, Inc.*	144,695
1,805	Puma Biotechnology, Inc.*	115,069
6,469	Sangamo Therapeutics, Inc.*	102,210
3,614	Supernus Pharmaceuticals, Inc.*	169,497
3,538	Tivity Health, Inc.*	127,191
2,916	United Natural Foods, Inc.*	131,278
7,866	Voyager Therapeutics, Inc.*	142,847
2,295	Weight Watchers International, Inc.*	160,765
		5,084,688
	Energy – 4.1%
14,912	Archrock, Inc.	161,050
4,255	CVR Energy, Inc.	146,797
5,153	Matador Resources Co.*	168,709
14,305	Oasis Petroleum, Inc.*	157,784
2,683	PDC Energy, Inc.*	143,648
4,754	Warrior Met Coal, Inc.	110,531
		888,519
	Financial – 22.8%
5,967	Alexander & Baldwin, Inc. - REIT	136,644
4,477	American Equity Investment Life Holding Co.	135,205
3,150	Bank of NT Butterfield & Son Ltd.[1]	149,468
1,490	Banner Corp.	85,526
8,980	Brookline Bancorp, Inc.	149,068
4,922	Cadence BanCorp	143,870
10,257	CareTrust REIT, Inc.	135,495
3,739	Carolina Financial Corp.	146,606
3,415	Cathay General Bancorp	136,634

361 U.S. Small Cap Equity Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Financial (Continued)
1,278	Chemical Financial Corp.	$70,150
1,223	Community Bank System, Inc.	68,794
17,026	Cousins Properties, Inc. - REIT	151,361
13,080	DiamondRock Hospitality Co. - REIT	144,534
1,808	EastGroup Properties, Inc. - REIT	162,322
3,549	Encore Capital Group, Inc.*	158,285
1,785	Federal Agricultural Mortgage Corp.	152,635
4,733	First Financial Bancorp	146,486
4,749	First Industrial Realty Trust, Inc. - REIT	147,741
1,101	First Merchants Corp.	47,431
4,398	Health Insurance Innovations, Inc. - Class A*	125,343
2,373	Heritage Financial Corp.	70,478
8,679	Invesco Mortgage Capital, Inc. - REIT	140,860
8,618	Kennedy-Wilson Holdings, Inc.	163,311
3,051	Lakeland Financial Corp.	144,984
1,928	National Health Investors, Inc. - REIT	131,625
3,395	Pacific Premier Bancorp, Inc.*	134,951
1,496	Primerica, Inc.	144,738
3,764	Provident Financial Services, Inc.	98,316
3,226	Renasant Corp.	145,912
2,021	Ryman Hospitality Properties, Inc. - REIT	158,406
4,165	Southside Bancshares, Inc.	145,067
1,972	UMB Financial Corp.	151,016
3,770	Union Bankshares Corp.	142,544
4,742	Virtu Financial, Inc. - Class A	170,712
2,890	Walker & Dunlop, Inc.	165,048
3,404	WesBanco, Inc.	149,095
1,385	World Acceptance Corp.*	141,963
		4,992,624
	Industrial – 15.9%
2,085	Advanced Energy Industries, Inc.*	124,162
1,980	Applied Industrial Technologies, Inc.	126,621
4,421	ArcBest Corp.	141,914
3,596	Boise Cascade Co.	149,594
6,752	Builders FirstSource, Inc.*	123,089
8,099	Electro Scientific Industries, Inc.*	145,782
2,969	Generac Holdings, Inc.*	133,635
2,567	Greif, Inc. - Class A	150,221
7,090	Harsco Corp.*	144,990
8,160	KEMET Corp.*	140,515
3,558	Kennametal, Inc.	129,689
5,019	Louisiana-Pacific Corp.	142,188
3,587	Methode Electronics, Inc.	143,121

361 U.S. Small Cap Equity Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Industrial (Continued)
1,747	MSA Safety, Inc.	$151,709
8,300	NCI Building Systems, Inc.*	145,250
2,110	OSI Systems, Inc.*	135,082
2,161	Patrick Industries, Inc.*	122,961
5,445	Primoris Services Corp.	139,338
5,145	Rexnord Corp.*	141,539
1,942	Saia, Inc.*	128,269
4,700	Sanmina Corp.*	138,650
6,157	Stoneridge, Inc.*	162,114
2,036	TopBuild Corp.*	162,269
4,383	Universal Forest Products, Inc.	139,730
3,689	Werner Enterprises, Inc.	126,533
		3,488,965
	Technology – 13.2%
1,508	Blackbaud, Inc.	158,280
3,966	Bottomline Technologies (de), Inc.*	156,736
1,003	CACI International, Inc. - Class A*	151,503
5,078	Carbonite, Inc.*	157,926
4,220	Cotiviti Holdings, Inc.*	145,759
4,871	Diodes, Inc.*	139,067
4,276	Entegris, Inc.	137,687
4,684	Five9, Inc.*	137,569
1,324	HubSpot, Inc.*	140,212
6,276	Kulicke & Soffa Industries, Inc.*	143,658
2,491	Mantech International Corp. - Class A	147,193
2,161	Medidata Solutions, Inc.*	154,209
2,435	Pegasystems, Inc.	148,657
3,062	Progress Software Corp.	113,080
1,849	Qualys, Inc.*	142,280
2,750	RealPage, Inc.*	147,125
1,673	Science Applications International Corp.	143,527
3,729	SMART Global Holdings, Inc.*1	145,990
2,269	SPS Commerce, Inc.*	155,585
2,861	Virtusa Corp.*	137,728
		2,903,771
	Utilities – 3.7%
1,977	Chesapeake Utilities Corp.	150,252
1,735	IDACORP, Inc.	161,355
3,981	PNM Resources, Inc.	157,846
5,361	South Jersey Industries, Inc.	165,655

361 U.S. Small Cap Equity Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Utilities (Continued)
2,386	Spire, Inc.	$172,150
		807,258
	Total Common Stocks (Cost $21,413,138)	21,657,364

Principal Amount

	Short-Term Investments – 1.4%
$310,355	UMB Money Market Fiduciary, 0.25%[2]	310,355

	Total Short-Term Investments (Cost $310,355)	310,355

	Total Investments – 100.2% (Cost $21,723,493)	21,967,719
	Liabilities in Excess of Other Assets – (0.2)%	(35,321)

	Total Net Assets – 100.0%	$21,932,398

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 U.S. Small Cap Equity Fund

SUMMARY OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	23.2%
Financial	22.8%
Industrial	15.9%
Technology	13.2%
Consumer, Cyclical	10.9%
Energy	4.1%
Utilities	3.7%
Communications	3.3%
Basic Materials	1.7%
Total Common Stocks	98.8%
Short-Term Investments	1.4%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of April 30, 2018 (Unaudited)

	361 Managed Futures Strategy Fund	361 Global Managed Futures Strategy Fund	361 Domestic Long/Short Equity Fund
Assets:
Investments, at cost	$284,411,570	$110,015,165	$39,762,141
Foreign currency, at cost	-	2,571,900	-
Investments, at value	$284,598,644	$110,013,986	$41,034,307
Foreign currency, at value	-	2,655,073	-
Unrealized appreciation on open futures contracts	-	203,591	-
Cash	-	-	21,366
Cash deposited with brokers for securities sold short	-	-	3,739,591
Cash deposited with brokers for futures contracts	6,886,050	-	-
Receivables:
Fund shares sold	37,995	68,755	86
Dividends and interest	585,484	4,770	18,138
Prepaid expenses	18,175	27,220	9,829
Other assets	3,716	782	-
Total assets	292,130,064	112,974,177	44,823,317

Liabilities:
Securities sold short, proceeds	$-	$-	$10,399,538
Securities sold short, at value	$-	$-	$10,403,875
Due to brokers for futures contracts	-	391,894	-
Unrealized depreciation on open futures contracts	55,538	29,629	-
Variation margin	2,974	-	-
Payables:
Fund shares redeemed	185,305	145,482	-
Advisory fees	362,428	120,086	19,262
Sub-advisory fees	16,959	-	-
Shareholder servicing fees	31,563	2,201	3,740
Distribution fees (Note 7)	11,262	5,254	120
Fund administration fees	35,557	7,258	8,046
Fund accounting fees	35,176	6,788	10,352
Transfer agent fees and expenses	33,130	17,846	12,194
Shareholder reporting fees	13,965	7,852	1,615
Auditing fees	10,703	9,923	9,923
Custody fees	8,217	3,764	1,820
Chief Compliance Officer fees	3,463	955	1,005
Trustees' deferred compensation (Note 3)	1,035	904	908
Trustees' fees and expenses	949	149	222
Dividends and interest on securities sold short	-	-	24,682
Offering costs - Advisor	-	-	47,926
Accrued other expenses	15,545	8,327	7,471
Total liabilities	823,769	758,312	10,553,161

Net Assets	$291,306,295	$112,215,865	$34,270,156

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of April 30, 2018 (Unaudited)

	361 Managed Futures Strategy Fund	361 Global Managed Futures Strategy Fund	361 Domestic Long/Short Equity Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an
unlimited number of shares authorized)	$299,483,795	$116,537,595	$30,925,668
Accumulated net investment income (loss)	(1,628,231)	(470,380)	(194,956)
Accumulated net realized gain (loss) on investments,
purchased options contracts, written options contracts, futures contracts, securities futures contracts, securities sold short and
foreign currency transactions	(6,680,805)	(4,107,306)	2,271,615
Net unrealized appreciation (depreciation) on:
Investments	187,074	(1,179)	1,272,166
Futures contracts	(55,538)	173,962	-
Securities sold short	-	-	(4,337)
Foreign currency translations	-	83,173	-
Net Assets	$291,306,295	$112,215,865	$34,270,156

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$58,652,657	$24,534,148	$642,090
Shares of beneficial interest issued and outstanding	5,197,898	2,331,548	57,483
Redemption price per share	$11.28	$10.52	$11.17

Class I Shares:
Net assets applicable to shares outstanding	$232,653,638	$87,681,717	$4,508,311
Shares of beneficial interest issued and outstanding	20,298,237	8,239,190	402,067
Redemption price per share	$11.46	$10.64	$11.21

Class Y Shares:
Net assets applicable to shares outstanding	$-	$-	$29,119,755
Shares of beneficial interest issued and outstanding	-	-	2,591,949
Redemption price per share	$-	$-	$11.23

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of April 30, 2018 (Unaudited)

	361 Global Long/Short Equity Fund	361 Macro Opportunity Fund	361 U.S. Small Cap Equity Fund
Assets:
Investments, at cost	$707,115,649	$11,112,153	$21,723,493
Purchased options contracts, at cost	-	66,875	-
Foreign currency, at cost	195,513	-	-
Investments, at value	$729,530,141	$11,379,832	$21,967,719
Purchased options contracts, at value	-	42,794	-
Foreign currency, at value	195,513	-	-
Cash	-	23,370	-
Cash deposited with brokers for securities sold short	89,904,474	726,720	-
Receivables:
Investment securities sold	-	902,968	805,950
Fund shares sold	6,637,027	666	1,541
Dividends and interest	1,639,197	1,501	4,540
Due from Advisor	-	489	5,282
Prepaid expenses	27,015	20,954	33,945
Total assets	827,933,367	13,099,294	22,818,977

Liabilities:
Securities sold short, proceeds	$190,592,204	$1,206,627	$-
Securities sold short, at value	$188,651,181	$1,186,661	$-
Payables:
Investment securities purchased	-	188,252	807,717
Fund shares redeemed	5,992,572	7,690	285
Advisory fees	606,379	-	-
Shareholder servicing fees	112,416	4,804	2,347
Distribution fees (Note 7)	15,635	51	427
Fund administration fees	49,363	5,118	3,109
Fund accounting fees	57,190	6,451	2,962
Transfer agent fees and expenses	49,727	8,558	5,749
Shareholder reporting fees	13,287	3,394	2,664
Auditing fees	9,923	9,923	9,077
Custody fees	20,661	2,686	627
Chief Compliance Officer fees	1,201	841	815
Trustees' deferred compensation (Note 3)	1,138	760	860
Trustees' fees and expenses	151	462	286
Dividends and interest on securities sold short	247,740	228	-
Offering costs - Advisor	-	-	48,785
Accrued other expenses	2,067	6,167	869
Total liabilities	195,830,631	1,432,046	886,579

Net Assets	$632,102,736	$11,667,248	$21,932,398

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of April 30, 2018 (Unaudited)

	361 Global Long/Short Equity Fund	361 Macro Opportunity Fund	361 U.S. Small Cap Equity Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an
unlimited number of shares authorized)	$589,208,996	$12,391,566	$22,100,505
Accumulated net investment income (loss)	615,460	(75,613)	33,800
Accumulated net realized gain (loss) on investments,
purchased options contracts, written options contracts,
futures contracts, securities sold short and
foreign currency transactions	17,948,353	(912,269)	(446,133)
Net unrealized appreciation (depreciation) on:
Investments	22,414,492	267,679	244,226
Purchased options contracts	-	(24,081)	-
Securities sold short	1,941,023	19,966	-
Foreign currency translations	(25,588)	-	-
Net Assets	$632,102,736	$11,667,248	$21,932,398

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$71,519,148	$240,501	$2,094,726
Shares of beneficial interest issued and outstanding	6,106,846	24,890	191,855
Redemption price per share	$11.71	$9.66	$10.92

Class I Shares:
Net assets applicable to shares outstanding	$500,490,279	$11,426,747	$19,199,722
Shares of beneficial interest issued and outstanding	42,616,204	1,171,531	1,752,159
Redemption price per share	$11.74	$9.75	$10.96

Class Y Shares:
Net assets applicable to shares outstanding	$60,093,309	$-	$637,950
Shares of beneficial interest issued and outstanding	5,109,628	-	58,220
Redemption price per share	$11.76	$-	$10.96

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2018 (Unaudited)

	361 Managed Futures Strategy Fund	361 Global Managed Futures Strategy Fund	361 Domestic Long/Short Equity Fund
Investment Income:
Dividends (net of foreign withholding taxes of $0, $0 and $8, respectively)	$-	$-	$247,400
Interest	3,028,937	598,028	38,734
Total investment income	3,028,937	598,028	286,134

Expenses:
Advisory fees	2,335,409	726,318	169,701
Sub-advisory fees	147,268	-	-
Shareholder servicing fees - Class I (Note 8)	116,147	44,958	2,774
Shareholder servicing fees - Investor Class (Note 8)	38,223	12,580	347
Fund administration fees	111,475	40,171	20,380
Distribution fees (Note 7)	96,376	40,878	578
Fund accounting fees	61,215	16,731	18,056
Transfer agent fees and expenses	57,602	32,929	23,355
Registration fees	30,303	27,790	33,680
Shareholder reporting fees	16,755	10,623	1,238
Custody fees	13,041	10,742	3,446
Auditing fees	10,703	9,923	9,923
Legal fees	10,189	10,217	7,168
Miscellaneous	9,002	3,925	2,586
Chief Compliance Officer fees	8,816	2,306	4,334
Trustees' fees and expenses	4,550	3,593	3,778
Insurance fees	1,682	903	500
Interest expense	-	15,798	71,893
Dividends on securities sold short	-	-	104,309

Total expenses	3,068,756	1,010,385	478,046
Advisory/sub-advisory fees recovered (waived)	(11,520)	58,023	(83,704)
Net expenses	3,057,236	1,068,408	394,342
Net investment income (loss)	(28,299)	(470,380)	(108,208)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	24,766	563	2,546,104
Futures contracts	(1,358,366)	(3,864,180)	-
Securities sold short	-	-	(140,872)
Foreign currency transactions	-	33,552	-
Net realized gain (loss)	(1,333,600)	(3,830,065)	2,405,232
Net change in unrealized appreciation/depreciation on:
Investments	(549,629)	(1,179)	(1,179,534)
Futures contracts	(1,783,911)	82,901	-
Securities sold short	-	-	301,311
Foreign currency translations	-	49,738	-
Net change in unrealized appreciation/depreciation	(2,333,540)	131,460	(878,223)
Net realized and unrealized gain (loss)	(3,667,140)	(3,698,605)	1,527,009

Net Increase (Decrease) in Net Assets from Operations	$(3,695,439)	$(4,168,985)	$1,418,801

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended April 30, 2018 (Unaudited)

	361 Global Long/Short Equity Fund	361 Macro Opportunity Fund	361 U.S. Small Cap Equity Fund
Investment Income:
Dividends (net of foreign withholding taxes of $304,969, $353, and $0 respectively)	$7,310,552	$77,996	$103,125
Interest	313,543	1,803	312
Total investment income	7,624,095	79,799	103,437

Expenses:
Advisory fees	3,692,614	73,126	53,369
Shareholder servicing fees - Class I (Note 8)	297,085	7,419	5,247
Shareholder servicing fees - Investor Class (Note 8)	54,617	151	1,510
Fund administration fees	199,990	12,099	14,451
Distribution fees (Note 7)	101,371	291	2,517
Fund accounting fees	114,491	14,372	12,909
Transfer agent fees and expenses	97,679	16,350	22,021
Registration fees	47,354	15,706	19,607
Shareholder reporting fees	32,144	2,328	1,218
Custody fees	71,081	12,529	24,663
Auditing fees	9,923	9,923	9,077
Legal fees	17,357	6,021	6,797
Miscellaneous	9,004	2,612	1,498
Chief Compliance Officer fees	4,229	2,302	2,075
Trustees' fees and expenses	4,160	3,325	3,224
Insurance fees	1,148	729	442
Interest expense	974,714	3,193	-
Dividends on securities sold short	1,078,549	1,489	-
Offering costs	-	-	3,646

Total expenses	6,807,510	183,965	184,271
Advisory/sub-advisory fees recovered (waived)	(144,383)	(67,845)	(53,369)
Other expenses absorbed	-	-	(64,065)
Net expenses	6,663,127	116,120	66,837
Net investment income (loss)	960,968	(36,321)	36,600

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	32,818,295	341,004	(439,052)
Purchased options contracts	-	38,816	-
Written options contracts	-	435	-
Securities sold short	(12,341,195)	(16,888)	-
Foreign currency transactions	(1,247)	-	-
Net realized gain (loss)	20,475,853	363,367	(439,052)
Net change in unrealized appreciation/depreciation on:
Investments	(15,394,617)	(687,896)	(271,332)
Purchased options contracts	-	(42,530)	-
Securities sold short	9,928,766	15,704	-
Foreign currency translations	1,136	-	-
Net change in unrealized appreciation/depreciation	(5,464,715)	(714,722)	(271,332)
Net realized and unrealized gain (loss)	15,011,138	(351,355)	(710,384)

Net Increase (Decrease) in Net Assets from Operations	$15,972,106	$(387,676)	$(673,784)

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(28,299)	$(2,475,158)
Net realized gain (loss) on investments and futures contracts	(1,333,600)	7,094,564
Net change in unrealized appreciation/depreciation on investments
and futures contracts	(2,333,540)	1,657,489
Net increase (decrease) in net assets resulting from operations	(3,695,439)	6,276,895

Capital Transactions:
Net proceeds from shares sold:
Investor Class	9,538,328	34,936,667
Class I	61,354,837	80,643,436
Cost of shares redeemed:
Investor Class	(45,427,390)	(106,791,716)
Class I	(62,944,695)	(310,626,901)
Net decrease in net assets from capital transactions	(37,478,920)	(301,838,514)

Total decrease in net assets	(41,174,359)	(295,561,619)

Net Assets:
Beginning of period	332,480,654	628,042,273
End of period	$291,306,295	$332,480,654

Accumulated net investment loss	$(1,628,231)	$(1,599,932)

Capital Share Transactions:
Shares sold:
Investor Class	834,123	3,203,468
Class I	5,257,122	7,277,572
Shares redeemed:
Investor Class	(3,958,265)	(9,760,477)
Class I	(5,433,319)	(28,064,323)
Net decrease in capital share transactions	(3,300,339)	(27,343,760)

See accompanying Notes to Financial Statements.

361 Global Managed Futures Strategy Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(470,380)	$(850,669)
Net realized gain (loss) on investments, futures contracts,	(3,830,065)	5,997,723
and foreign currency transactions
Net change in unrealized appreciation/depreciation on investments,
futures contracts, and foreign currency translations	131,460	571,138
Net increase (decrease) in net assets resulting from operations	(4,168,985)	5,718,192

Distributions to Shareholders:
From net realized gain:
Investor Class	(1,657,471)	(357,618)
Class I	(3,949,215)	(921,188)
Total distributions	(5,606,686)	(1,278,806)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	10,384,834	27,841,272
Class I	43,557,434	60,078,929
Reinvestment of distributions:
Investor Class	1,562,992	326,560
Class I	3,666,145	877,230
Cost of shares redeemed:
Investor Class	(17,350,753)	(10,238,028)
Class I	(26,281,447)	(28,658,935)
Net increase in net assets from capital transactions	15,539,205	50,227,028

Total increase in net assets	5,763,534	54,666,414

Net Assets:
Beginning of period	106,452,331	51,785,917
End of period	$112,215,865	$106,452,331

Accumulated net investment loss	$(470,380)	$-

Capital Share Transactions:
Shares sold:
Investor Class	951,098	2,538,588
Class I	3,981,868	5,389,978
Shares reinvested:
Investor Class	144,188	30,605
Class I	334,808	81,603
Shares redeemed:
Investor Class	(1,639,469)	(935,155)
Class I	(2,443,262)	(2,606,108)
Net increase in capital share transactions	1,329,231	4,499,511

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(108,208)	$(20,376)
Net realized gain on investments and securities sold short	2,405,232	639,140
Net change in unrealized appreciation/depreciation on investments and
securities sold short	(878,223)	2,967,405
Net increase in net assets resulting from operations	1,418,801	3,586,169

Distributions to Shareholders:
From net investment income:
Investor Class	-	(236)
Class I	-	(13,283)
Class Y	-	(114,494)
From net realized gain:
Investor Class	(9,445)	(941)
Class I	(81,406)	(30,414)
Class Y	(614,030)	(197,213)
Total distributions to shareholders	(704,881)	(356,581)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	324,291	340,981
Class I	1,021,058	656,474
Class Y	3,850,000	4,097,048
Reinvestment of distributions:
Investor Class	7,344	1,083
Class I	80,106	39,309
Class Y	48,549	-
Cost of shares redeemed:
Investor Class	(96,384)	(105,556)
Class I	(112,222)	(2,226,921)
Class Y	(2,650,060)	(4,797,390)
Net increase (decrease) in net assets from capital transactions	2,472,682	(1,994,972)

Total increase in net assets	3,186,602	1,234,616

Net Assets:
Beginning of period	31,083,554	29,848,938
End of period	$34,270,156	$31,083,554

Accumulated net investment loss	$(194,956)	$(86,748)

Capital Share Transactions:
Shares sold:
Investor Class	28,992	32,357
Class I	90,761	64,485
Class Y	340,807	408,441
Shares reinvested:
Investor Class	680	111
Class I	7,403	4,011
Class Y	4,479	-
Shares redeemed:
Investor Class	(8,627)	(10,493)
Class I	(10,204)	(216,562)
Class Y	(241,377)	(454,753)
Net increase (decrease) from capital share transactions	212,914	(172,403)

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30,2018 (Unaudited)	For the Year Ended October 31, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$960,968	$2,846,264
Net realized gain on investments, securities sold short and foreign currency	20,475,853	39,830,732
Net change in unrealized appreciation/depreciation on investments, securities
sold short and foreign currency	(5,464,715)	22,325,710
Net increase in net assets resulting from operations	15,972,106	65,002,706

Distributions to Shareholders:
From net income
Investor Class	(122,654)	(269,442)
Class I	(1,815,509)	(2,608,177)
Class Y	(311,638)	(252,840)
From net realized gain
Investor Class	(5,141,999)	-
Class I	(26,091,065)	-
Class Y	(3,561,311)	-
Total distributions to shareholders	(37,044,176)	(3,130,459)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	24,242,331	29,127,417
Class I	169,898,603	171,401,548
Class Y	26,088,297	11,931,475
Reinvestment of distributions:
Investor Class	5,099,870	260,903
Class I	25,605,080	2,119,363
Class Y	2,125,095	45,347
Cost of shares redeemed:
Investor Class	(37,352,050)	(55,007,367)
Class I	(109,420,057)	(211,210,761)
Class Y	(4,771,239)	(10,630,633)
Net increase (decrease) in net assets from capital transactions	101,515,930	(61,962,708)

Total increase (decrease) in net assets	80,443,860	(90,461)

Net Assets:
Beginning of period	551,658,876	551,749,337
End of period	$632,102,736	$551,658,876

Accumulated net investment income	$615,460	$1,904,293

Capital Share Transactions:
Shares sold:
Investor Class	2,057,050	2,563,416
Class I	14,368,986	14,948,721
Class Y	2,160,712	1,041,835
Shares reinvested:
Investor Class	442,697	24,225
Class I	2,218,811	196,419
Class Y	183,991	4,199
Shares redeemed:
Investor Class	(3,166,727)	(4,889,776)
Class I	(9,254,147)	(18,784,315)
Class Y	(402,858)	(923,000)
Net increase (decrease) from capital share transactions	8,608,515	(5,818,276)

See accompanying Notes to Financial Statements.

361 Macro Opportunity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(36,321)	$(43,619)
Net realized gain on investments, purchased options contracts, written options
contracts and securities sold short	363,367	850,271
Net change in unrealized appreciation/depreciation on investments,
purchased options contracts and securities sold short	(714,722)	908,552
Net increase (decrease) in net assets resulting from operations	(387,676)	1,715,204

Capital Transactions:
Net proceeds from shares sold:
Investor Class	31,243	81,210
Class I	933,793	863,226
Cost of shares redeemed:
Investor Class	(13,675)	(21,785)
Class I	(641,091)	(1,708,584)
Net increase (decrease) in net assets from capital transactions	310,270	(785,933)

Total increase (decrease) in net assets	(77,406)	929,271

Net Assets:
Beginning of period	11,744,654	10,815,383
End of period	$11,667,248	$11,744,654

Accumulated net investment loss	$(75,613)	$(39,292)

Capital Share Transactions:
Shares sold:
Investor Class	3,163	8,693
Class I	92,442	89,406
Shares redeemed:
Investor Class	(1,385)	(2,410)
Class I	(64,121)	(182,977)
Net increase (decrease) in capital share transactions	30,099	(87,288)

See accompanying Notes to Financial Statements.

361 U.S. Small Cap Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30,2018 (Unaudited)	For the Period December 30, 2016* through October 31, 2017
Increase in Net Assets from:
Operations:
Net investment income (loss)	$36,600	$(6,292)
Net realized gain (loss) on investments	(439,052)	83,679
Net change in unrealized appreciation (deprecation) on investments	(271,332)	515,558
Net increase (decrease) in net assets resulting from operations	(673,784)	592,945

Distributions to Shareholders:
From net investment income:
Class I	(1,449)	-
Class Y	(1,351)	-
From net realized gain
Investor Class	(37,216)	-
Class I	(40,392)	-
Class Y	(12,934)	-
Total distributions to shareholders	(93,342)	-

Capital Transactions:
Net proceeds from shares sold:
Investor Class	434,853	1,963,693
Class I	19,481,923	3,564,012
Class Y	-	580,000
Reinvestment of distributions:
Investor Class	35,889	-
Class I	37,421	-
Class Y	2,463	-
Cost of shares redeemed:
Investor Class	(116,700)	(333,411)
Class I	(1,159,915)	(2,383,649)
Net increase in net assets from capital transactions	18,715,934	3,390,645

Total increase in net assets	17,948,808	3,983,590

Net Assets:
Beginning of period	3,983,590	-
End of period	$21,932,398	$3,983,590

Accumulated net investment income	$33,800	$-

Capital Share Transactions:
Shares sold:
Investor Class	38,401	193,322
Class I	1,724,064	350,156
Class Y	-	58,000
Shares reinvested:
Investor Class	3,213	-
Class I	3,341	-
Class Y	220	-
Shares redeemed:
Investor Class	(10,579)	(32,502)
Class I	(104,819)	(220,583)
Net increase from capital share transactions	1,653,841	348,393

*	Commencement of operations.

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund

STATEMENT OF CASH FLOWS

For the Six Months Ended April 30, 2018 (Unaudited)

Increase/(Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$1,418,801
Adjustments to reconcile net decrease in net assets from operations to net cash provided by (used for) operating activities:
Purchase of investment securities	(40,301,086)
Proceeds from sale of investment securities	39,280,757
Proceeds from short sale	15,623,777
Closed short transactions	(14,144,321)
Purchases of short-term investments, net	(775,116)
Increase in cash deposited with broker for securities sold short	(1,334,774)
Increase in dividends and interest receivable	(7,267)
Decrease in prepaid expenses	1,892
Increase in payables for dividends and interest on securities sold short	8,280
Decrease in Advisory and Subadvisory fees	(257)
Decrease in accrued expenses	(9,633)
Net realized gain on investments	(2,407,032)
Net change in unrealized appreciation/depreciation on securities	878,223
Net cash used for operating activities	(1,767,756)

Cash flows provided by (used for) financing activities:
Proceeds from sale of shares	5,195,352
Redemption of shares	(2,858,666)
Dividends paid to shareholders, net of reinvestments	(568,882)
Net cash provided by financing activities	1,767,804

Net increase in Cash	48

Cash:
Beginning balance	21,318
Ending balance	$21,366

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund

STATEMENT OF CASH FLOWS

For the Six Months Ended April 30, 2018 (Unaudited)

Increase/(Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$15,972,106
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used for) operating activities:
Purchase of investment securities	(680,577,629)
Proceeds from sale of investment securities	627,928,429
Proceeds from short sale	182,584,249
Closed short transactions	(162,517,519)
Decrease in foreign currency	1,236,026
Purchase of short-term investment, net	(14,141,763)
Increase in cash deposited with broker for securites sold short	(18,140,074)
Increase in dividends and interest receivables	(500,760)
Increase in other assets	(1,883)
Decrease in payables for securities purchased	(1,262,889)
Increase in payables for dividends and interest on securities sold short	60,905
Increase in Advisory and Subadvisory fees	16,813
Decrease in accrued expenses	(41,249)
Net realized gain on investments	(20,523,726)
Net change in unrealized deppreciation on securities	5,465,851
Net cash used for operating activities	(64,443,113)

Cash flows provided by (used for) financing activities:
Proceeds from sale of shares	214,396,837
Redemption of shares	(145,739,593)
Dividends paid to shareholders, net of reinvestments	(4,214,131)
Net cash provided by financing activities	64,443,113

Cash:
Beginning balance	-
Ending balance	$-

Non cash financing activities not included herein consist of $32,830,045 of reinvested dividends.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund

FINANCIAL HIGHLIGHTS

Investor Class*

Per share operating performance.

For a capital share outstanding throughout each period.

		For the Year Ended October 31,
	For the Six Months Ended April 30, 2018 (Unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.43	$11.09	$11.18	$11.34	$11.47	$10.43
Income from Investment Operations:
Net investment loss[1]	(0.01)	(0.08)	(0.13)	(0.18)	(0.20)	(0.20)
Net realized and unrealized gain (loss) on investments	(0.14)	0.42	0.04	0.31	0.46	1.24
Total from investment operations	(0.15)	0.34	(0.09)	0.13	0.26	1.04

Less Distributions:
From net realized gain	-	-	-	(0.29)	(0.40)	(0.01)

Redemption fee proceeds[1]	-	-	-	-	0.01	0.01

Net asset value, end of period	$11.28	$11.43	$11.09	$11.18	$11.34	$11.47

Total return[2]	(1.31)%[3]	3.07%	(0.81)%	1.16%	2.47%	10.09%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$58,653	$95,113	$165,017	$263,118	$158,570	$174,619

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	2.16%[4]	2.13%	2.11%	2.09%	2.04%	2.12%
After fees waived and expenses absorbed/recovered	2.15%[4]	2.12%	2.10%	2.08%	2.03%	2.14%
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	(0.22)%[4]	(0.73)%	(1.18)%	(1.54)%	(1.82)%	(1.78)%
After fees waived and expenses absorbed/recovered	(0.21)%[4]	(0.72)%	(1.17)%	(1.53)%	(1.81)%	(1.80)%

Portfolio turnover rate	8%[3]	42%	17%	13%	96%	0%

*	Financial information from November 1, 2012 to October 31, 2014 is from Class A shares. The Fund re-designated its Class A shares as Investor Class shares effective November 1, 2014.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor/Sub-Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

		For the Year Ended October 31,
	For the Six Months Ended April 30, 2018 (Unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.59	$11.22	$11.28	$11.41	$11.51	$10.45
Income from Investment Operations:
Net investment gain (loss)[1]	- [2]	(0.05)	(0.10)	(0.15)	(0.18)	(0.17)
Net realized and unrealized gain (loss) on investments	(0.13)	0.42	0.04	0.31	0.48	1.24
Total from investment operations	(0.13)	0.37	(0.06)	0.16	0.30	1.07

Less Distributions:
From net realized gain	-	-	-	(0.29)	(0.40)	(0.01)

Redemption fee proceeds[1]	-	-	-	-	- [2]	- [2]

Net asset value, end of period	$11.46	$11.59	$11.22	$11.28	$11.41	$11.51

Total return[3]	(1.12)%[4]	3.30%	(0.53)%	1.42%	2.73%	10.26%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$232,653	$237,368	$463,025	$690,804	$465,614	$291,176

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	1.91%[5]	1.88%	1.86%	1.84%	1.80%	1.87%
After fees waived and expenses absorbed/recovered	1.90%[5]	1.87%	1.85%	1.83%	1.79%	1.89%
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	0.03%[5]	(0.48)%	(0.93)%	(1.29)%	(1.58)%	(1.53)%
After fees waived and expenses absorbed/recovered	0.04%[5]	(0.47)%	(0.92)%	(1.28)%	(1.57)%	(1.55)%

Portfolio turnover rate	8%[4]	42%	17%	13%	96%	0%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor/Sub-Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not Annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

361 Global Managed Futures Strategy Fund

FINANCIAL HIGHLIGHTS

Investor Class*

Per share operating performance.

For a capital share outstanding throughout each period.

		For the Year Ended October 31,
	For the Six Months Ended April 30, 2018 (Unaudited)	2017	2016	2015	For the Period February 12, 2014** through October 31, 2014
Net asset value, beginning of period	$11.44	$10.87	$9.55	$9.71	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.05)	(0.15)	(0.18)	(0.20)	(0.16)
Net realized and unrealized gain (loss) on investments	(0.32)	0.99	1.50	0.04	(0.13)
Total from investment operations	(0.37)	0.84	1.32	(0.16)	(0.29)

Less Distributions:
From net realized gain	(0.55)	(0.27)	-	-	-

Redemption fee proceeds[1]	-	-	-	-	- [2]

Net asset value, end of period	$10.52	$11.44	$10.87	$9.55	$9.71

Total return[3]	(3.36)%[4]	7.87%	13.82%	(1.65)%	(2.90)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$24,534	$32,907	$13,491	$9,694	$9,177

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered[6]	1.92%[5]	2.04%	2.43%	2.78%	2.60%[5]
After fees waived and expenses absorbed/recovered[6]	2.02%[5]	2.02%	2.05%	2.15%	2.24%[5]
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	(0.89)%[5]	(1.38)%	(2.12)%	(2.71)%	(2.59)%[5]
After fees waived and expenses absorbed/recovered	(0.99)%[5]	(1.36)%	(1.74)%	(2.08)%	(2.23)%[5]

Portfolio turnover rate	0%[4]	0%	0%	0%	0%[4]

*	Financial information from February 12, 2014 to October 31, 2014 is from Class A shares. The Fund re-designated its Class A shares as Investor Class shares effective November 1, 2014.
**	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.
[6]	If interest expense had been excluded, the expense ratios would have been lowered by 0.03% for the six months ended April 30, 2018. For the prior periods ended October 31, 2017, 2016, 2015, and 2014, the ratios would have been lowered by 0.03%, 0.04%, 0.02% and 0.01%, respectively.

See accompanying Notes to Financial Statements.

361 Global Managed Futures Strategy Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

		For the Year Ended October 31,
	For the Six Months Ended April 30, 2018 (Unaudited)	2017	2016	2015	For the Period February 12, 2014* through October 31, 2014
Net asset value, beginning of period	$11.55	$10.94	$9.59	$9.72	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.04)	(0.12)	(0.16)	(0.18)	(0.15)
Net realized and unrealized gain (loss) on investments	(0.32)	1.00	1.51	0.05	(0.13)
Total from investment operations	(0.36)	0.88	1.35	(0.13)	(0.28)

Less Distributions:
From net realized gain	(0.55)	(0.27)	-	-	-

Redemption fee proceeds[1]	-	-	-	-	- [2]

Net asset value, end of period	$10.64	$11.55	$10.94	$9.59	$9.72

Total return[3]	(3.23)%[4]	8.19%	14.08%	(1.34)%	(2.80)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$87,682	$73,545	$38,295	$10,446	$30,855

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered[6]	1.67%[5]	1.79%	2.18%	2.53%	2.36%[5]
After fees waived and expenses absorbed/recovered[6]	1.77%[5]	1.77%	1.80%	1.90%	2.00%[5]
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	(0.64)%[5]	(1.13)%	(1.87)%	(2.46)%	(2.35)%[5]
After fees waived and expenses absorbed/recovered	(0.74)%[5]	(1.11)%	(1.49)%	(1.83)%	(1.99)%[5]

Portfolio turnover rate	0%[4]	0%	0%	0%	0%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not Annualized.
[5]	Annualized.
[6]	If interest expense had been excluded, the expense ratios would have been lowered by 0.03% for the six months ended April 30, 2018. For the prior periods ended October 31, 2017, 2016, 2015, and 2014, the ratios would have been lowered by 0.03%, 0.04%, 0.02% and 0.01%, respectively.

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017	For the Period March 31, 2016* through October 31, 2016
Net asset value, beginning of period	$10.91	$9.90	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.06)	(0.05)	0.02
Net realized and unrealized gain (loss) on investments	0.58	1.16	(0.12)
Total from investment operations	0.52	1.11	(0.10)

Less Distributions:
From net investment income	-	(0.02)	-
From net realized gain	(0.26)	(0.08)	-
Total distributions	(0.26)	(0.10)	-

Net asset value, end of period	$11.17	$10.91	$9.90

Total return [2]	4.84%[4]	11.26%	(1.00)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$642	$398	$143

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[3]	3.47%[5]	3.03%	3.91%[5]
After fees waived and expenses absorbed[3]	2.93%[5]	2.42%	2.06%[5]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(1.62)%[5]	(1.05)%	(1.46)%[5]
After fees waived and expenses absorbed	(1.08)%[5]	(0.44)%	0.39%[5]

Portfolio turnover rate	133%[4]	263%	123%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	If dividends on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 1.14% for the six months ended April 30, 2018. For the prior periods ended October 31, 2017 and 2016, the ratios would have been lowered by 0.63% and 0.27%, respectively.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017	For the Period March 31, 2016* through October 31, 2016
Net asset value, beginning of period	$10.94	$9.90	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.02)	0.04
Net realized and unrealized gain (loss) on investments	0.58	1.17	(0.14)
Total from investment operations	0.53	1.15	(0.10)

Less Distributions:
From net investment income	-	(0.03)	-
From net realized gain	(0.26)	(0.08)	-
Total distributions	(0.26)	(0.11)	-

Net asset value, end of period	$11.21	$10.94	$9.90

Total return [2]	4.92%[4]	11.72%	(1.00)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,508	$3,436	$4,578

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[3]	3.22%[5]	2.76%	3.66%[5]
After fees waived and expenses absorbed[3]	2.68%[5]	2.15%	1.81%[5]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(1.37)%[5]	(0.78)%	(1.21)%[5]
After fees waived and expenses absorbed	(0.83)%[5]	(0.17)%	0.64%[5]

Portfolio turnover rate	133%[4]	263%	123%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[3]	If dividends on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 1.14% for the six months ended April 30, 2018. For the prior periods ended October 31, 2017 and 2016, the ratios would have been lowered by 0.63% and 0.27%, respectively.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund

FINANCIAL HIGHLIGHTS

Class Y

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017	For the Period March 31, 2016* through October 31, 2016
Net asset value, beginning of period	$10.95	$9.92	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.04)	- [2]	0.05
Net realized and unrealized gain (loss) on investments	0.58	1.15	(0.13)
Total from investment operations	0.54	1.15	(0.08)

Less Distributions:
From net investment income	-	(0.04)	-
From net realized gain	(0.26)	(0.08)	-
Total distributions	(0.26)	(0.12)	-

Net asset value, end of period	$11.23	$10.95	$9.92

Total return [3]	5.01%[5]	11.72%	(0.80)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$29,120	$27,250	$25,128

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[4]	3.07%[6]	2.63%	3.51%[6]
After fees waived and expenses absorbed[4]	2.53%[6]	2.02%	1.66%[6]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(1.22)%[6]	(0.65)%	(1.06)%[6]
After fees waived and expenses absorbed	(0.68)%[6]	(0.04)%	0.79%[6]

Portfolio turnover rate	133%[5]	263%	123%[5]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[4]	If dividends on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 1.14% for the six months ended April 30, 2018. For the prior periods ended October 31, 2017 and 2016, the ratios would have been lowered by 0.63% and 0.27%, respectively.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

		For the Year Ended October 31,
	For the Six Months Ended April 30, 2018 (Unaudited)	2017	2016	For the Period December 12, 2014* through October 31, 2015
Net asset value, beginning of period	$12.15	$10.76	$10.92	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.01	0.03	0.02	(0.08)
Net realized and unrealized gain (loss)	0.33	1.39	(0.09)	1.00
Total from investment operations	0.34	1.42	(0.07)	0.92

Less Distributions:
From net investment income	(0.02)	(0.03)	-	-
From net realized gain	(0.76)	-	(0.09)	-
Total distributions	(0.78)	(0.03)	(0.09)	-

Net asset value, end of period	$11.71	$12.15	$10.76	$10.92

Total return [2]	2.88%[3]	13.26%	(0.61)%	9.20%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$71,519	$82,319	$97,662	$41,444

Ratio of expenses to average net assets (including dividends and interest expense on securities sold short):
Before fees waived and expenses absorbed/recovered[5,6]	2.53%[4]	2.50%	2.50%	3.42%[4]
After fees waived and expenses absorbed/recovered[5,6]	2.48%[4]	2.51%	2.55%	2.69%[4]
Ratio of net investment income (loss) to average net assets (including dividends and interest expense on securities sold short):
Before fees waived and expenses absorbed/recovered	0.05%[4]	0.32%	0.20%	(1.61)%[4]
After fees waived and expenses absorbed/recovered	0.10%[4]	0.31%	0.15%	(0.88)%[4]

Portfolio turnover rate	103%[3]	237%	229%	204%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If dividends and interest expense on securities sold short had been excluded, the expense ratios would have been lowered by 0.69% for the six months ended April 30, 2018. For the periods ended October 31, 2017, 2016 and 2015, the ratios would have been lowered by 0.61%, 0.61% and 0.82%, respectively.
[6]	Effective December 18, 2017, the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.79% of average daily net assets of the Fund. Prior to December 18, 2017, the annual operating expense limitation was 1.94%

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

		For the Year Ended October 31,
	For the Six Months Ended April 30, 2018 (Unaudited)	2017	2016	For the Period December 12, 2014* through October 31, 2015
Net asset value, beginning of period	$12.20	$10.82	$10.95	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.02	0.07	0.05	(0.06)
Net realized and unrealized gain (loss)	0.33	1.39	(0.09)	1.01
Total from investment operations	0.35	1.46	(0.04)	0.95

Less Distributions:
From net investment income	(0.05)	(0.08)	-	-
From net realized gain	(0.76)	-	(0.09)	-
Total distributions	(0.81)	(0.08)	(0.09)	-

Net asset value, end of period	$11.74	$12.20	$10.82	$10.95

Total return [2]	3.00%[3]	13.54%	(0.34)%	9.50%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$500,490	$430,610	$421,094	$81,579

Ratio of expenses to average net assets (including dividends and interest expense on securities sold short):
Before fees waived and expenses absorbed/recovered[5,6]	2.28%[4]	2.21%	2.20%	3.19%[4]
After fees waived and expenses absorbed/recovered[5,6]	2.23%[4]	2.22%	2.25%	2.46%[4]
Ratio of net investment income (loss) to average net assets (including dividends and interest expense on securities sold short):
Before fees waived and expenses absorbed/recovered	0.30%[4]	0.60%	0.50%	(1.38)%[4]
After fees waived and expenses absorbed/recovered	0.35%[4]	0.59%	0.45%	(0.65)%[4]

Portfolio turnover rate	103%[3]	237%	229%	204%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If dividends and interest expense on securities sold short had been excluded, the expense ratios would have been lowered by 0.69% for the six months ended April 30, 2018. For the periods ended October 31, 2017, 2016 and 2015, the ratios would have been lowered by 0.61%, 0.61% and 0.82%, respectively.
[6]	Effective December 18, 2017, the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.54% of average daily net assets of the Fund. Prior to December 18, 2017, the annual operating expense limitation was 1.69%

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund

FINANCIAL HIGHLIGHTS

Class Y

Per share operating performance.

For a capital share outstanding throughout each period.

		For the Year Ended October 31,
	For the Six Months Ended April 30, 2018 (Unaudited)	2017	2016	For the Period December 12, 2014* through October 31, 2015
Net asset value, beginning of period	$12.23	$10.84	$10.95	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.03	0.08	0.06	(0.05)
Net realized and unrealized gain (loss)	0.33	1.40	(0.08)	1.00
Total from investment operations	0.36	1.48	(0.02)	0.95

Less Distributions:
From net investment income	(0.07)	(0.09)	-	-
From net realized gain	(0.76)	-	(0.09)	-
Total distributions	(0.83)	(0.09)	(0.09)	-

Net asset value, end of period	$11.76	$12.23	$10.84	$10.95

Total return[2]	3.03%[3]	13.71%	(0.15)%	9.50%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$60,094	$38,730	$32,993	$41,888

Ratio of expenses to average net assets (including dividends and interest expense on securities sold short):
Before fees waived and expenses absorbed/recovered[5,6]	2.15%[4]	2.10%	2.10%	3.09%[4]
After fees waived and expenses absorbed/recovered[5,6]	2.10%[4]	2.11%	2.15%	2.36%[4]
Ratio of net investment income (loss) to average net assets (including dividends and interest expense on securities sold short):
Before fees waived and expenses absorbed/recovered	0.43%[4]	0.71%	0.60%	(1.28)%[4]
After fees waived and expenses absorbed/recovered	0.48%[4]	0.70%	0.55%	(0.55)%[4]

Portfolio turnover rate	103%[3]	237%	229%	204%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If dividends and interest expense on securities sold short had been excluded, the expense ratios would have been lowered by 0.69% for the six months ended April 30, 2018. For the periods ended October 31, 2017, 2016 and 2015, the ratios would have been lowered by 0.61%, 0.61% and 0.82%, respectively.
[6]	Effective December 18, 2017, the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.39% of average daily net assets of the Fund. Prior to December 18, 2017, the annual operating expense limitation was 1.54%

See accompanying Notes to Financial Statements.

361 Macro Opportunity Fund

FINANCIAL HIGHLIGHTS

Investor Class*

Per share operating performance.

For a capital share outstanding throughout each period.

		For the Year Ended October 31,
	For the Six Months Ended April 30, 2018 (Unaudited)	2017	2016	2015	For the Period June 30, 2014** through October 31, 2014
Net asset value, beginning of period	$9.99	$8.58	$9.14	$9.77	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.04)	(0.06)	(0.04)	(0.06)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.29)	1.47	(0.52)	(0.57)	(0.18)
Total from investment operations	(0.33)	1.41	(0.56)	(0.63)	(0.23)

Redemption fee proceeds[1]	-	-	-	-	-

Net asset value, end of period	$9.66	$9.99	$8.58	$9.14	$9.77

Total return[2]	(3.30)%[3]	16.43%	(6.13)%	(6.45)%	(2.30)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$240	$231	$144	$230	$294

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[5]	3.39%[4]	3.57%	3.54%	3.41%	6.82%[4]
After fees waived and expenses absorbed[5]	2.23%[4]	2.31%	2.20%	2.17%	2.22%[4]
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(2.03)%[4]	(1.90)%	(1.75)%	(1.83)%	(5.99)%[4]
After fees waived and expenses absorbed	(0.87)%[4]	(0.64)%	(0.41)%	(0.59)%	(1.39)%[4]

Portfolio turnover rate	249%[3]	533%	816%	1,596%	628%[3]

*	Financial information from June 30, 2014 to October 31, 2014 is from Class A shares. The Fund re-designated its Class A shares as Investor Class shares effective November 1, 2014.
**	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If dividends on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.08% for the six months ended April 30, 2018. For the prior periods ended October 31, 2017, 2016, 2015 and 2014, the ratios would have been lowered by 0.16%, 0.05%, 0.02% and 0.07%, respectively.

See accompanying Notes to Financial Statements.

361 Macro Opportunity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

		For the Year Ended October 31,
	For the Six Months Ended April 30, 2018 (Unaudited)	2017	2016	2015	For the Period June 30, 2014* through October 31, 2014
Net asset value, beginning of period	$10.07	$8.63	$9.18	$9.78	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.03)	(0.04)	(0.01)	(0.03)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.29)	1.48	(0.54)	(0.57)	(0.18)
Total from investment operations	(0.32)	1.44	(0.55)	(0.60)	(0.22)

Redemption fee proceeds[1]	-	-	-	-	-

Net asset value, end of period	$9.75	$10.07	$8.63	$9.18	$9.78

Total return[2]	(3.18)%[3]	16.69%	(5.99)%	(6.13)%	(2.20)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11,427	$11,514	$10,671	$18,239	$8,585

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[5]	3.14%[4]	3.32%	3.29%	3.16%	6.57%[4]
After fees waived and expenses absorbed[5]	1.98%[4]	2.06%	1.95%	1.92%	1.97%[4]
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(1.78)%[4]	(1.65)%	(1.50)%	(1.58)%	(5.74)%[4]
After fees waived and expenses absorbed	(0.62)%[4]	(0.39)%	(0.16)%	(0.34)%	(1.14)%[4]

Portfolio turnover rate	249%[3]	533%	816%	1,596%	628%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If dividends on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.08% for the six months ended April 30, 2018. For the prior periods ended October 31, 2017, 2016, 2015 and 2014, the ratios would have been lowered by 0.16%, 0.05%, 0.02% and 0.07%, respectively.

See accompanying Notes to Financial Statements.

361 U.S. Small Cap Equity Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2018 (Unaudited)	For the Period December 30, 2016* through October 31, 2017
Net asset value, beginning of period	$11.42	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.02	(0.03)
Net realized and unrealized gain (loss) on investments	(0.30)	1.45
Total from investment operations	(0.28)	1.42

Less Distributions:
From net realized gain	(0.22)	-
Total distributions	(0.22)	-

Net asset value, end of period	$10.92	$11.42

Total return [2]	(2.47)%[3]	14.20%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,094	$1,836

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.02%[4]	8.50%[4]
After fees waived and expenses absorbed	1.26%[4,5]	1.50%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.47)%[4]	(7.39)%[4]
After fees waived and expenses absorbed	0.29%[4]	(0.39)%[4]

Portfolio turnover rate	145%[3]	265%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective December 18, 2017 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.24% of average daily net assets of the Fund. Prior to December 18, 2017, the annual operating expense limitation was 1.50%

See accompanying Notes to Financial Statements.

361 U.S. Small Cap Equity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2018 (Unaudited)	For the Period December 30, 2016* through October 31, 2017
Net asset value, beginning of period	$11.45	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.03	(0.01)
Net realized and unrealized gain (loss) on investments	(0.29)	1.46
Total from investment operations	(0.26)	1.45

Less Distributions:
From net investment income	(0.01)	-
From net realized gain	(0.22)	-
Total distributions	(0.23)	-

Net asset value, end of period	$10.96	$11.45

Total return [2]	(2.31)%[3]	14.50%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$19,200	$1,483

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.72%[4]	8.24%[4]
After fees waived and expenses absorbed	0.96%[4,5]	1.24%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.17)%[4]	(7.13)%[4]
After fees waived and expenses absorbed	0.59%[4]	(0.13)%[4]

Portfolio turnover rate	145%[3]	265%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective December 18, 2017 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.99% of average daily net assets of the Fund. Prior to December 18, 2017, the annual operating expense limitation was 1.25%

See accompanying Notes to Financial Statements.

361 U.S. Small Cap Equity Fund

FINANCIAL HIGHLIGHTS

Class Y

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2018 (Unaudited)	For the Period December 30, 2016* through October 31, 2017
Net asset value, beginning of period	$11.46	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.04	- [2]
Net realized and unrealized gain (loss) on investments	(0.30)	1.46
Total from investment operations	(0.26)	1.46

Less Distributions:
From net investment income	(0.02)	-
From net realized gain	(0.22)	-
Total distributions	(0.24)	-

Net asset value, end of period	$10.96	$11.46

Total return[3]	(2.26)%[4]	14.60%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$638	$665

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.62%[5]	8.10%[5]
After fees waived and expenses absorbed	0.86%[5,6]	1.10%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.07)%[5]	(6.99)%[5]
After fees waived and expenses absorbed	0.69%[5]	0.01%[5]

Portfolio turnover rate	145%[4]	265%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective December 18, 2017 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.84% of average daily net assets of the Fund. Prior to December 18, 2017, the annual operating expense limitation was 1.10%

See accompanying Notes to Financial Statements.

361 Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2018 (Unaudited)

Note 1 – Organization

361 Managed Futures Strategy Fund (“Managed Futures Strategy” or “Managed Futures Strategy Fund”), 361 Global Managed Futures Strategy Fund (formerly known as 361 Global Counter-Trend) (“Global Managed Futures Strategy” or “Global Managed Futures Strategy Fund”), 361 Domestic Long/Short Equity Fund (“Domestic Long/Short Equity” or “Domestic Long/Short Equity Fund”), 361 Global Long/Short Equity Fund (“Global Long/Short Equity” or “Global Long/Short Equity Fund”), 361 Macro Opportunity Fund (formerly known as the 361 Global Macro Opportunity Fund) (“Macro Opportunity” or “Macro Opportunity Fund”) and 361 U.S. Small Cap Equity Fund (“U.S. Small Cap Equity” or “U.S. Small Cap Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Managed Futures Strategy Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of broad stock and bond markets. The Fund commenced investment operations on December 20, 2011, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The Global Managed Futures Strategy Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of global stock and bond markets. The Fund commenced investment operations on February 12, 2014, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The Domestic Long/Short Equity Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced investment operations on March 31, 2016, with three classes of shares, Investor Class, Class I and Class Y.

The Global Long/Short Equity Fund’s primary investment objective is to seek to achieve long-term capital appreciation. As a secondary objective, the Global Long/Short Equity Fund also seeks to preserve capital in down markets. The Fund commenced investment operations on December 12, 2014, with three classes of shares, Investor Class, Class I and Class Y.

The Global Long/Short Equity Fund commenced operations on December 12, 2014, prior to which its only activity was the receipt of a $10,010 investment from the Fund’s advisor and a $644,131 transfer of shares of the Fund in exchange for the net assets of the Analytic Global Long/Short Equity Fund, L.P., a Delaware limited partnership (“L.P.”). This exchange was nontaxable, whereby the Fund issued 64,413 shares for the net assets of the SMA on December 12, 2014. Gross assets with a fair market value of $830,593 consisting of cash, interest receivable and securities of the L.P. with a fair value of $644,098 (identified cost of investments transferred $638,574) were the primary assets received by the Fund. The Fund also assumed a liability for short securities with a fair market value of $186,452 (identified proceeds of $203,052) as part of this exchange. For financial reporting purposes, assets and liabilities received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the L.P. was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The Macro Opportunity Fund’s primary investment objective is to seek long–term positive absolute return. The Fund commenced investment operations on June 30, 2014, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The U.S. Small Cap Equity Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced investment operations on December 30, 2016, with three classes of shares, Investor Class, Class I and Class Y.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2018 (Unaudited)

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Options

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2018 (Unaudited)

(c) Stock Index Futures

The Funds may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and a Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate the futures transaction. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

(d) Short Sales

Short sales are transactions under which the Funds sell a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(e) Short-Term Investments

The Macro Opportunity Fund invests a significant amount (36.7% of its net assets as of April 30, 2018) in the UMB Money Market Fiduciary. The UMB Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes. This investment vehicle is not publically traded on open markets.

(f) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees, which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2018 (Unaudited)

The U.S. Small Cap Equity Fund incurred offering costs of approximately $23,315, which were being amortized over a one-year period from December 30, 2016 (commencement of operations).

In conjunction with the use of short sales, written options contracts or futures contracts, the Funds may be required to maintain collateral in various forms. At April 30, 2018, such collateral is denoted in the Funds’ Schedule of Investments and Statements of Assets and Liabilities. Also in conjunction with the use of short sales, written options contracts or futures contracts, the Funds, when appropriate, utilize a segregated margin deposit account with the counterparty. At April 30, 2018, these segregated margin deposit accounts are denoted in the Funds’ Statements of Assets and Liabilities.

(g) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax years ended October 31, 2015 through 2017, and as of and during the six months ended April 30, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Distributions to Shareholders

The Funds will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with 361 Capital, LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses (excluding any taxes, leverage interest, acquired fund fees and expenses as determined in accordance with Form N-1A, dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. This agreement is in effect until February 28, 2019 for the Managed Futures Strategy Fund, Global Managed Futures Strategy Fund, Domestic Long/Short Equity Fund, Global Long/Short Equity Fund, Macro Opportunity Fund and U.S. Small Cap Equity Fund and it may be terminated before that date only by the Trust's Board of Trustees. The table below contains the expense cap by Fund and by Class.

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2018 (Unaudited)

	Investment Advisory Fees	Total Limit on Annual Operating Expenses Investor Class Shares†	Total Limit on Annual Operating Expenses Class I Shares†	Total Limit on Annual Operating Expenses Class Y Shares†
Managed Futures Strategy Fund	1.50%	2.24%	1.99%	-
Global Managed Futures Strategy Fund	1.25%	1.99%	1.74%	-
Domestic Long/Short Equity Fund	1.10%	1.79%	1.54%	1.39%
Global Long/Short Equity Fund	1.25%	1.79%*	1.54%*	1.39%*
Macro Opportunity Fund	1.25%	2.15%	1.90%	-
U.S. Small Cap Equity Fund	0.80%**	1.24%**	0.99%**	0.84%**

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

*	Prior to December 18, 2017, the annual operating expenses limit for the Global Long/Short Equity Fund’s Investor Class Shares, Class I Shares and Class Y Shares was 1.94%, 1.69% and 1.54% of the Fund’s average daily net assets, respectively.

**	Prior to December 18, 2017, the investment advisory fee for the U.S. Small Cap Equity Fund was 0.85% of the Fund’s average daily net assets. The annual operating expenses limit for the U.S. Small Cap Equity Fund’s Investor Class Shares, Class I Shares and Class Y Shares was 1.50%, 1.25% and 1.10% of the Fund’s average daily net assets, respectively.

Federated Investment Management Company (“Federated” or the “Sub-Advisor”) serves as sub-advisor to the Managed Futures Strategy Fund. Under the Sub-Advisory Agreement, the Fund will pay the Sub-Advisor an annual sub-advisory fee of 0.10% of the allocated average net assets of the Fund on the first $250 million and 0.08% on such assets over $250 million. The Sub-Advisor may invest the cash portion of its allocated Fund assets in money market mutual funds managed by Federated (the “Federated Money Market Funds”). The Sub-Advisor waives its sub-advisory fee equal to the amount of management fee it received from the Fund’s investments in the Federated Money Market Funds. For the six months ended April 30, 2018, the Sub-Advisor waived $11,520 of its sub-advisory fees.

The Advisor has engaged Analytic Investors, LLC (the "Sub-Advisor") to manage the assets of the 361 Domestic Long/Short Equity Fund and 361 Global Long/Short Equity Fund and pays the Sub-Advisor from its advisory fees.

For the six months ended April 30, 2018, the Advisor waived fees and absorbed other expenses as follows:

	Advisory fees waived	Other expenses absorbed	Total
Managed Futures Strategy Fund	$-	$-	$-
Global Managed Futures Strategy Fund	-	-	-
Domestic Long/Short Equity Fund	83,704	-	83,704
Global Long/Short Equity Fund	144,383	-	144,383
Macro Opportunity Fund	67,845	-	67,845
U.S. Small Cap Equity Fund	53,369	64,065	117,434
	$349,301	$64,065	$413,366

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2018 (Unaudited)

For the six months ended April 30, 2018, the Advisor recovered $58,023 of previously waived advisory fees and/or other expenses absorbed for the Global Managed Futures Fund.

Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of this amount no later than October 31, of the years stated below:

	Managed Futures Strategy Fund	Global Managed Futures Strategy Fund	Domestic Long/Short Equity Fund	Global Long/Short Equity Fund	Macro Opportunity Fund	U.S. Small Cap Equity Fund
2018	$-	$94,204	$-	$-	$186,794	$-
2019	-	125,483	155,292	-	181,467	-
2020	-	15,608	191,619	-	138,980	225,443
2021	-	-	83,704	144,383	67,845	117,434
Total	$-	$235,295	$430,615	$144,383	$575,086	$342,877

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended April 30, 2018, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested Fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended April 30, 2018, are reported on the Statements of Operations.

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2018 (Unaudited)

Note 4 – Federal Income Taxes

As of April 30, 2018, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Managed Futures Strategy Fund	Global Managed Futures Strategy Fund	Domestic Long/Short Equity Fund
Cost of investments	$284,411,570	$110,015,165	$29,496,155

Gross unrealized appreciation	$522,548	$1,063	$2,870,665
Gross unrealized depreciation	(335,474)	(2,242)	(1,736,388)
Net unrealized appreciation/ (depreciation) on investments	$187,074	$(1,179)	$1,134,277

	Global Long/Short Equity Fund	Macro Opportunity Fund	U.S. Small Cap Equity Fund
Cost of investments	$519,550,478	$9,976,238	$21,732,106

Gross unrealized appreciation	$62,803,451	$384,500	$1,049,998
Gross unrealized depreciation	(41,474,969)	(124,773)	(814,385)
Net unrealized appreciation/ (depreciation) on investments	$21,328,482	$259,727	$235,613

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2018 (Unaudited)

As of October 31, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Managed Futures Strategy Fund	Global Managed Futures Strategy Fund	Domestic Long/Short Equity Fund
Undistributed ordinary income	$-	$3,051,699	$547,084
Undistributed long-term capital gains	-	2,368,807	157,732
Tax accumulated earnings	-	5,420,506	704,816

Accumulated capital and other losses	(5,218,764)	-	(86,748)
Unrealized appreciation (depreciation) on investments	736,703	-	2,012,500
Unrealized appreciation (depreciation) on foreign currency, futures contracts and securities sold short	-	33,435	-
Total accumulated earnings (deficit)	$(4,482,061)	$5,453,941	$2,630,568

	Global Long/Short Equity Fund	Macro Opportunity Fund	U.S. Small Cap Equity Fund
Undistributed ordinary income	$23,258,359	$-	$89,477
Undistributed long-term capital gains	13,619,728	-	1,253
Tax accumulated earnings	36,878,087	-	90,730

Accumulated capital and other losses	-	(1,311,744)	-
Unrealized appreciation (depreciation) on investments	27,114,447	975,102	508,289
Unrealized appreciation (depreciation) on foreign currency, futures contracts and securities sold short	(26,724)	-	-
Total accumulated earnings (deficit)	$63,965,810	$(336,642)	$599,019

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2018 (Unaudited)

The tax character of the distributions paid during the fiscal years ended October 31, 2017, and October 31, 2016 were as follows:

	Managed Futures Strategy Fund		Global Managed Futures Strategy Fund
Distributions paid from:	2017	2016	2017	2016
Ordinary income	$-	$-	$30,768	$-
Net long-term capital gains	-	-	1,248,038	-
Total distributions paid	$-	$-	$1,278,806	$-

	Domestic Long/Short Equity Fund		Global Long/Short Equity Fund
Distributions paid from:	2017	2016	2017	2016
Ordinary income	$356,536	$-	$3,130,459	$1,701,146
Net long-term capital gains	45	-	-	-
Total distributions paid	$356,581	$-	$3,130,459	$1,701,146

	Macro Opportunity Fund		U.S. Small Cap Equity Fund
Distributions paid from:	2017	2016	2017	2016
Ordinary income	$-	$-	$-	$-
Net long-term capital gains	-	-	-	-
Total distributions paid	$-	$-	$-	$-

At October 31, 2017, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, the capital loss carryforwards are as follows:

Not Subject to Expiration:
Fund	Short-Term	Long-Term	Total
Managed Futures Strategy Fund	$1,849,835	$1,768,997	$3,618,832
Global Managed Futures Strategy Fund	-	-	-
Domestic Long/Short Equity Fund	-	-	-
Global Long/Short Equity Fund	-	-	-
Macro Opportunity Fund	1,271,040	1,412	1,272,452
U.S. Small Cap Equity Fund	-	-	-

During the fiscal year ended October 31, 2017, the 361 Managed Futures Strategy Fund utilized $3,465,378 of short-term and $5,260,808 of long-term non-expiring capital loss carryovers, the 361 Global Long/Short Equity Fund utilized $4,384,537 of short-term non-expiring capital loss carryovers and the 361 Macro Opportunity Fund utilized $781,951 of short-term and $46,320 of long-term non-expiring capital loss carryovers.

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2018 (Unaudited)

As of October 31, 2017, the following Funds had qualified late-year ordinary losses, which are deferred until fiscal year 2018 for tax purposes.

Fund	Late-Year Ordinary Losses
Managed Futures Strategy Fund	$1,599,932
Global Managed Futures Strategy Fund	-
Domestic Long/Short Equity Fund	86,748
Global Long/Short Equity Fund	-
Macro Opportunity Fund	39,292
U.S. Small Cap Equity Fund	-

Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

Note 5 – Redemption Fee

Effective August 28, 2014, the Funds no longer charged a 2.00% redemption fee on all shares redeemed within 90 days of purchase.

Note 6 – Investment Transactions

For the six months ended April 30, 2018, purchases and sales of investments, excluding short-term investments, futures contracts and options contracts, were as follows:

	Purchases	Sales	Securities sold short	Cover short securities
Managed Futures Strategy Fund	$20,410,000	$59,855,727	$-	$-
Global Managed Futures Strategy Fund	-	-	-	-
Domestic Long/Short Equity Fund	40,301,086	39,280,757	15,623,777	14,144,321
Global Long/Short Equity Fund	680,577,629	627,928,429	182,584,249	162,517,519
Macro Opportunity Fund	24,397,021	28,641,317	1,512,798	706,083
U.S. Small Cap Equity Fund	37,402,697	19,021,044	-	-

Note 7 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Investor Class, payable to IMST Distributors, LLC. Class I and Class Y shares do not pay any distribution fees.

For the six months ended April 30, 2018, for the Managed Futures Strategy Fund, Global Managed Futures Strategy Fund, Domestic Long/Short Equity Fund, Global Long/Short Equity Fund, Macro Opportunity Fund, and U.S. Small Cap Equity Fund distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

Note 8 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers. Class Y shares do not participate in the Shareholder Servicing Plan.

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2018 (Unaudited)

For the six months ended April 30, 2018, for the Managed Futures Strategy Fund, Global Managed Futures Strategy Fund, Domestic Long/Short Equity Fund, Global Long/Short Equity Fund, Macro Opportunity Fund, and U.S. Small Cap Equity Fund shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

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NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2018 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2018, in valuing the Funds’ assets carried at fair value:

Managed Futures Strategy Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Asset-Backed Securities	$-	$105,634,311	$-	$105,634,311
Certificate of Deposits	-	3,992,836	-	3,992,836
Collateralized Mortgage Obligations	-	4,148,076	-	4,148,076
Commercial Papers	-	3,984,108	-	3,984,108
Corporate Bonds[1]	-	96,315,366	-	96,315,366
Municipal Bonds	-	4,014,080	-	4,014,080
Short-Term Investments	66,509,867	-	-	66,509,867
Total Assets	$66,509,867	$218,088,777	$-	$284,598,644

Liabilities
Other Financial Instruments[2]
Futures Contracts	$55,538	$-	$-	$55,538
Total Liabilities	$55,538	$-	$-	$55,538

Global Managed Futures Strategy Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Short-Term Investments	$24,807,007	$-	$-	$24,807,007
U.S. Treasury Bills	-	85,206,979	-	85,206,979
Total Investments	$24,807,007	$85,206,979	$-	$110,013,986
Other Financial Instruments[2]
Futures Contracts	203,591	-	-	203,591
Total Assets	$25,010,598	$85,206,979	$-	$110,217,577

Liabilities
Other Financial Instruments[2]
Futures Contracts	$29,629	$-	$-	$29,629
Total Liabilities	$29,629	$-	$-	$29,629

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NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2018 (Unaudited)

Domestic Long/Short Equity Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks[1]	$34,370,121	$-	$-	$34,370,121
Short-Term Investments	6,664,186	-	-	6,664,186
Total Assets	$41,034,307	$-	$-	$41,034,307

Liabilities
Securities Sold Short
Common Stocks[1]	$10,403,875	$-	$-	$10,403,875
Total Liabilities	$10,403,875	$-	$-	$10,403,875

Global Long/Short Equity Fund	Level 1	Level 2	Level 3**	Total
Assets
Common Stocks
Basic Materials	$447,042	$5,317,058	$-	$5,764,100
Communications	28,990,992	10,864,701	-	39,855,693
Consumer, Cyclical	90,929,117	33,595,580	-	124,524,697
Consumer, Non-cyclical	129,614,538	38,105,717	-	167,720,255
Energy	23,574,117	21,421,812	-	44,995,929
Financial	33,322,295	12,922,741	-	46,245,036
Industrial	41,303,187	30,680,765	-	71,983,952
Technology	71,109,669	27,536,488	-	98,646,157
Utilities	24,023,799	-	-	24,023,799
Short-Term Investments	105,770,523	-	-	105,770,523
Total Assets	$549,085,279	$180,444,862	$-	$729,530,141

Liabilities
Common Stocks
Basic Materials	$24,159,315	$-	$-	$24,159,315
Communications	23,679,634	11,964,352	-	35,643,986
Consumer, Cyclical	1,818,712	-	-	1,818,712
Consumer, Non-cyclical	39,994,299	-	-	39,994,299
Energy	24,560,934	8,819,746	-	33,380,680
Financial	11,309,282	6,037,220	-	17,346,502
Industrial	18,563,684	13,544,443	-	32,108,127
Technology	4,199,560	-	-	4,199,560
Total Liabilities	$148,285,420	$40,365,761	$-	$188,651,181

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NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2018 (Unaudited)

Macro Opportunity Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks[1]	$5,016,704	$-	$-	$5,016,704
Exchange-Traded Funds	2,085,355	-	-	2,085,355
Purchased Options Contracts	42,794	-	-	42,794
Short-Term Investments	4,277,773	-	-	4,277,773
Total Assets	$11,422,626	$-	$-	$11,422,626

Liabilities
Securities Sold Short
Common Stocks[1]	$1,186,661	$-	$-	$1,186,661
Total Liabilities	$1,186,661	$-	$-	$1,186,661

U.S. Small Cap Equity Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks[1]	$21,657,364	$-	$-	$21,657,364
Short-Term Investments	310,355	-	-	310,355
Total Assets	$21,967,719	$-	$-	$21,967,719

[1]	For a detailed break-out of common stocks and corporate bonds by major industry classification, please refer to the Schedule of Investments.
[2]	Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.
*	The Funds did not hold any Level 2 securities at period end.
**	The Funds did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Note 11 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds invested in futures contracts during the six months ended April 30, 2018.

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NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2018 (Unaudited)

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of April 30, 2018, by risk category are as follows:

			Asset Derivatives	Liability Derivatives
	Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Value	Value
Managed Futures Strategy Fund	Unrealized appreciation/depreciation on open futures contracts	Equity contracts	$-	$19,791
	Unrealized appreciation/depreciation on open futures contracts	Volatility contracts	-	35,747
Global Managed Futures Strategy Fund	Unrealized appreciation/depreciation on open futures contracts	Equity contracts	203,591	29,629
Macro Opportunity Fund	Purchased options contracts, at value	Equity contracts	42,794	-
Total			$246,385	$85,167

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2018 for the Managed Futures Strategy, Global Managed Futures Strategy and Macro Opportunity Fund are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments	Futures Contracts	Purchased Options Contracts	Written Options Contracts	Total
Managed Futures Strategy Fund	Equity Contracts	$(2,767,594)	$-	$-	$(2,767,594)
	Volatility Contracts	1,409,228	-	-	1,409,228
Global Managed Futures Strategy Fund	Equity Contracts	(3,864,180)	-	-	(3,864,180)
Macro Opportunity Fund	Equity Contracts	-	38,816	435	39,251

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments	Futures Contracts	Purchased Options Contracts	Total
Managed Futures Strategy Fund	Equity Contracts	$(526,888)	$-	$(526,888)
	Volatility Contracts	(1,257,023)	-	(1,257,023)
Global Managed Futures Strategy Fund	Equity Contracts	82,901	-	82,901
Macro Opportunity Fund	Equity Contracts	-	(42,530)	(42,530)

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NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2018 (Unaudited)

The quarterly average volumes of derivative instruments as of April 30, 2018 are as follows:

	Derivatives not designated as hedging instruments	Long Futures Contracts	Short Futures Contracts	Purchased Options Contracts	Total
Managed Futures Strategy Fund	Equity Contracts	43,031,994	-	-	43,031,994
	Volatility Contracts	-	6,545,734	-	6,545,734
Global Managed Futures Strategy Fund	Equity Contracts	32,814,418	237,485	-	33,051,903
Macro Opportunity Fund	Equity Contracts	-	-	2,381,333	2,381,333

Note 12 - Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)

Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 13 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

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SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At an in-person meeting held on December 5-6, 2017, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and 361 Capital, LLC (the “Investment Advisor”) for an additional one-year term from when it otherwise would expire, with respect to the following series of the Trust (each a “Fund” and together, the “Funds”):

•	the 361 Domestic Long/Short Equity Fund (the “Domestic Long/Short Fund”),

•	the 361 Global Managed Futures Strategy Fund (the “Global Managed Futures Fund”),

•	the 361 Global Long/Short Equity Fund (the “Global Long/Short Fund”),

•	the 361 Macro Opportunity Fund (the “Macro Fund”), and

•	the 361 Managed Futures Strategy Fund (the “Managed Futures Fund”).

The Board and the Independent Trustees also approved the renewal of the Sub-Advisory Agreement between the Investment Advisor and Analytic Investors, LLC (“Analytic”) with respect to the Domestic Long/Short Fund and the Global Long/Short Fund (the “Analytic Sub-Advisory Agreement”), and the Sub-Advisory Agreement between the Investment Advisor and Federated Investment Management Company (“Federated” and together with Analytic, the “Sub-Advisors”) with respect to the Managed Futures Fund (the “Federated Sub-Advisory Agreement” and together with the Analytic Sub-Advisory Agreement, the “Sub-Advisory Agreements”), each for additional one-year terms from when they otherwise would expire. The Board and the Independent Trustees also re-approved the Federated Sub-Advisory Agreement with respect to the Global Managed Futures Fund. In 2014, the Board had approved the Federated Sub-Advisory Agreement with respect to the Global Managed Futures Fund, but due to the relatively small asset size of the Global Managed Futures Fund, the Investment Advisor had not allocated any assets of the Fund to Federated for management at that time. Although the shareholders of the Global Managed Futures Fund had approved the Federated Sub-Advisory Agreement in 2014, Trust management informed the Board that the shareholders of the Fund would be asked again to approve the Federated Sub-Advisory Agreement before Federated would begin to manage the Fund’s assets pursuant to the Agreement. The Advisory Agreement and the Sub-Advisory Agreements are collectively referred to below as the “Fund Advisory Agreements.”

In renewing or re-approving the Fund Advisory Agreements, as applicable, the Board, including the Independent Trustees, determined that such renewal or re-approval was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisors, and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisors; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Investment Advisor’s and the Sub-Advisors’ compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds selected by Morningstar, Inc. (each a “Peer Group”) from its relevant fund universe (each a “Fund Universe”) for various periods ended September 30, 2017; and reports comparing the investment advisory fees and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal or re-approval of the Fund Advisory Agreements, as applicable. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or the Sub-Advisors were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

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SUPPLEMENTAL INFORMATION (Unaudited) - Continued

In renewing or re-approving each Fund Advisory Agreement, as applicable, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

361 Capital, LLC

Nature, Extent and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

•	The Domestic Long/Short Fund’s total return for the one-year period was below the Peer Group and Long-Short Equity Fund Universe median returns and the Russell 1000 Index return by 1.78%, 3.73%, and 12.34%, respectively. The Trustees noted the Investment Advisor’s belief that for the one-year period, the Fund’s underperformance was mainly due to its cash holdings and short positions in certain high volatility equities that outperformed expectations. The Trustees also noted that the Fund had been operating for a short period, and that performance over longer periods would be more meaningful.

•	The Global Managed Futures Fund’s annualized total returns for the one- and three-year periods were above the Peer Group and Managed Futures Fund Universe median returns and the returns of the Citigroup 3-Month U.S. Treasury Bill Index.

•	The Global Long/Short Fund’s total return for the one-year period was above the Peer Group and Long-Short Equity Fund Universe median returns, but below the MSCI World Index return by 6.27%. The Trustees noted the Investment Advisor’s explanation that the Fund underperformed the Index for the one-year period mainly because of the Fund’s cash holdings and the Fund’s risk positioning, which negatively affected results as high risk stocks performed extremely well after the U.S. presidential election. The Trustees also noted Morningstar’s observation that the Peer Group is a more suitable measure for the Fund than the Index, as the Peer Group focuses more heavily on global funds.

•	The Macro Fund’s total return for the one-year period was above the Citigroup 3-Month U.S. Treasury Bill Index return and the Peer Group and Multialternative Fund Universe median returns, but below the 80% MSCI ACWI/20% Global Aggregate Index return by 2.65%. The Fund’s annualized total return for the three-year period was above the Citigroup 3-Month U.S. Treasury Bill Index return and the Peer Group median return, but below the Fund Universe median return by 1.22% and the 80% MSCI ACWI/20% Global Aggregate Index return by 5.66%. The Trustees considered Morningstar’s observation that the Fund’s performance has improved since its first year of operations, with third-quartile performance in 2016 and top quartile returns for the year-to-date period ended September 30, 2017. The Trustees also noted the Investment Advisor’s explanation that the Fund’s performance lagged in 2014 and 2015 due to periods when the Fund held large positions in cash, but that more recently the Fund has been fully invested in equities which has improved its performance compared to the 80% MSCI ACWI/20% Global Aggregate Index.

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SUPPLEMENTAL INFORMATION (Unaudited) - Continued

•	The Managed Futures Fund’s total return for the one-year period was above the Peer Group and Managed Futures Fund Universe median returns and the return of the Citigroup 3-Month U.S. Treasury Bill Index. The Fund’s annualized total return for the five-year period was above the Index return and the Fund Universe median return, and was the same was the Peer Group median return. For the three-year period, the Fund’s annualized total return was above the Index return and the Fund Universe median return, but below the Peer Group median return by 0.21%.

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. In addition, the Board considered the respective roles of the Investment Advisor and the Sub-Advisors with respect to the Domestic Long/Short Fund, Global Long/Short Fund, and Managed Futures Fund, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of each Fund and oversees the Sub-Advisors with respect to each Fund’s operations, including monitoring the investment and trading activities of the Sub-Advisors, and monitoring each Fund’s compliance with its investment policies; and that the Sub-Advisors’ responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were satisfactory.

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

•	The Domestic Long/Short Fund’s annual investment advisory fee (gross of fee waivers) was lower than the Peer Group and Long-Short Equity Fund Universe medians. The Trustees noted that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Investment Advisor. The Trustees considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group and Fund Universe medians.

•	The Global Managed Futures Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Managed Futures Fund Universe median but higher than the Peer Group median by 0.16%. The Trustees considered that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Investment Advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Fund Universe and Peer Group medians by 0.17% and 0.25%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Morningstar were significantly lower than the average net assets of corresponding classes of the funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

•	The Global Long/Short Fund’s annual investment advisory fee (gross of fee waivers) was lower than the Peer Group median and the same as the Long-Short Equity Fund Universe median. The Trustees noted that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Investment Advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Fund Universe median and the same as the Peer Group median.

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SUPPLEMENTAL INFORMATION (Unaudited) - Continued

•	The Macro Fund’s annual investment advisory fee (gross of fee waivers) was higher than both the Multialternative Fund Universe median and the Peer Group median by 0.10%. The Trustees noted that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Investment Advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Fund Universe and Peer Group medians by 0.46% and 0.47%, respectively. The Trustees noted, however, that at $11 million, the average net assets of the Fund’s class considered by Morningstar were significantly lower than the average net assets of corresponding classes of the funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

•	The Managed Futures Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Managed Futures Fund Universe medians by 0.22% and 0.315%, respectively. The Trustees considered that the advisory fee charged by the Investment Advisor to the Managed Futures Fund was 0.25% higher than the advisory fee it charged to the Global Managed Futures Fund, and noted the Investment Advisor’s explanation that it employs a unique trading model for the Managed Futures Fund that requires it to invest in futures very close to the time of the market close, but limits its trading volume so that the Fund does not affect market prices, and that the Fund could grow only to a certain asset level before its trading level becomes high enough to affect trade execution and therefore hinder Fund performance; that these constraints could limit economies of scale realized by the Investment Advisor by virtue of limiting the asset size of the Fund; and that the Global Managed Futures Fund does not currently have the same challenges in implementing the model as the Managed Futures Fund, as the Global Managed Futures Fund trades in multiple, highly liquid markets and has more investment opportunities than the Managed Futures Fund, which focuses solely on domestic equity futures. The Trustees considered that the advisory fee charged by the Investment Advisor to the Fund is higher than the management fee that the Investment Advisor charges to manage a collective investment fund using the same strategy as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to a collective investment fund. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Fund Universe and Peer Group medians by 0.34% and 0.37%, respectively. The Trustees considered Morningstar’s observation that the variance in the Fund’s expense ratio compared to the Peer Group and Fund Universe medians is largely attributable to the Fund’s advisory fee, as described above.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended September 30, 2017, noting that the Investment Advisor had waived its entire advisory fee and subsidized certain of the operating expenses for the Macro Fund; had waived a significant portion of its advisory fee for the Domestic Long/Short Fund; had waived a portion of its advisory fee for the Global Managed Futures Fund; and had recouped fees previously waived for the Global Long/Short Fund. The Board considered that the Investment Advisor had not realized any profit with respect to the Macro Fund and the Domestic Long/Short Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Independent Trustees concluded that the profits of the Investment Advisor from its relationships with the Managed Futures Fund, Global Managed Futures Fund, and Global Long/Short Fund were reasonable.

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SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds, other than its receipt of investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Trustees noted that although there were no advisory fee breakpoints, the asset levels of the Funds other than the Managed Futures Fund were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of those Funds grow. With respect to the Managed Futures Fund, the Trustees considered the Investment Advisor’s explanation that the Fund could grow only to a certain asset level before its trading level becomes high enough to affect trade execution and therefore hinder Fund performance, and the Trustees determined that these capacity constraints could limit economies of scale realized by the Investment Advisor by virtue of limiting the asset size of the Fund.

Analytic Investors, LLC

Nature, Extent and Quality of Services

The Board considered the overall quality of services provided by Analytic to the Domestic Long/Short Fund and the Global Long/Short Fund. In doing so, the Board considered the Analytic’s specific responsibilities in day-to-day portfolio management of each Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of each Fund. The Board also considered the overall quality of the organization and operations of Analytic, as well as its compliance structure. The Board’s observations regarding the performance of each Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by Analytic to the Domestic Long/Short Fund and the Global Long/Short Fund were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fees charged by Analytic with respect to the Domestic Long/Short Fund and the Global Long/Short Fund. The Trustees noted that the sub-advisory fee charged to the Global Long/Short Fund was lower than the fee, which includes a management fee and an incentive fee, that Analytic charges to manage a commingled vehicle with similar objectives and policies as the Global Long/Short Fund, and within the range of advisory fees that Analytic charges to sub-advise two mutual funds and manage a UCITS fund, certain of which were original investors in the strategy or affiliated with Analytic, using similar strategies as the Global Long/Short Fund. The Board also noted that Analytic does not manage any other accounts with the same objectives and policies as the Domestic Long/Short Fund, and therefore they did not have a good basis for comparing that Fund’s sub-advisory fee with those of other similar client accounts of Analytic. The Board considered that the Investment Advisor pays Analytic’s sub-advisory fees out of the Investment Advisor’s advisory fees.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to Analytic under the Analytic Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services Analytic provides to the Domestic Long/Short Fund and the Global Long/Short Fund.

Benefits to the Sub-Advisor

The Board also considered the benefits received by Analytic as a result of its relationship with the Domestic Long/Short Fund and the Global Long/Short Fund, other than the receipt of its sub-advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief

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Compliance Officer of Analytic’s compliance program, and the intangible benefits of Analytic’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance.

Federated Investment Management Company

Nature, Extent and Quality of Services

The Board considered the overall quality of services provided by Federated to the Managed Futures Fund and to be provided by Federated to the Global Managed Futures Fund. In doing so, the Board considered that Federated is primarily responsible for the day-to-day management of the portion of the Managed Futures Fund invested in short-term fixed income investments (the “Federated Portfolio”), and that Federated would manage its portion of the Global Managed Futures Fund using the same strategies it used to manage the Federated Portfolio. The Board considered that the Investment Advisor is currently investing the Global Managed Futures Fund’s short-term fixed income portfolio using exchange-traded funds, and that the acquired fund fees and expenses associated with such investments is higher than the sub-advisory fee Federated would charge to manage the portfolio.

With respect to the performance of the Federated Portfolio, the meeting materials indicated that the total returns of the Federated Portfolio exceeded the returns of the Citigroup 3-Month Treasury Index, the LIBOR rate, and the LIBOR rate plus 25 basis points for the one-year and since inception (October 1, 2014) periods ended September 30, 2017. The Board also considered the qualifications, experience, and responsibilities of the personnel of Federated involved in the activities of the Managed Futures Fund and who would be involved in the activities of the Global Managed Futures Fund. In addition, the Board considered the overall quality of the organization and operations of Federated, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by Federated to the Managed Futures Fund were satisfactory, and that Federated would have the capabilities, resources, and personnel necessary to manage its portion of the Global Managed Futures Fund, and that Federated would provide the Global Managed Futures Fund with a reasonable potential for good investment results.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by Federated with respect to the Managed Futures Fund and proposed to be charged by Federated with respect to the Global Managed Futures Fund, which they noted was less than Federated’s standard fees for institutional separate accounts it managed using the same strategy. The Board noted that the Managed Futures Fund pays, and the Global Managed Futures Fund would pay, Federated’s sub-advisory fees, and considered the relative levels and types of services provided or proposed to be provided to each Fund by Federated and the Investment Advisor.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to Federated under the Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services Federated provides to the Managed Futures Fund. The Board and the Independent Trustees also concluded that, in light of the nature and quality of the services proposed to be provided by Federated to the Global Managed Futures Fund, the compensation to be paid to Federated under the Sub-Advisory Agreement would be fair and reasonable.

Benefits to the Sub-Advisor

The Board also considered the benefits and potential benefits received and to be received by Federated as a result of its relationship with the Managed Futures Fund and Global Managed Futures Fund, respectively, other than the receipt of its sub-advisory fees, including any research received from broker-dealers that provide execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of Federated’s compliance program, and the intangible benefits of Federated’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance.

361 FUNDS

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Conclusions

Based on these and other factors, the Board and the Independent Trustees concluded that renewal or re-approval of each Fund Advisory Agreement, as applicable, was in the best interests of each Fund and its shareholders and, accordingly, renewed or re-approved each Fund Advisory Agreement with respect to the Funds, as applicable. The Board also determined to call a meeting of the shareholders of the Global Managed Futures Fund for the purpose of obtaining shareholder approval of the Federated Sub-Advisory Agreement.

361 Funds

EXPENSE EXAMPLES

For the Six Months Ended April 30, 2018 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Managed Futures Strategy Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/17	4/30/18	11/1/17 – 4/30/18
Investor Class	Actual Performance	$1,000.00	$986.90	$10.61
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.12	10.75
Class I	Actual Performance	1,000.00	998.80	9.37
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.37	9.50

*	Expenses are equal to the Fund’s annualized expense ratio of 2.15% and 1.90% for Investor Class and Class I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

361 Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended April 30, 2018 (Unaudited)

Global Managed Futures Strategy Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/17	4/30/18	11/1/17 – 4/30/18
Investor Class	Actual Performance	$1,000.00	$966.40	$9.84
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.79	10.08
Class I	Actual Performance	1,000.00	967.70	8.62
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.03	8.84

*	Expenses are equal to the Fund’s annualized expense ratio of 2.02% and 1.77% for Investor Class and Class I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Domestic Long/Short Equity Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/17	4/30/18	11/1/17 – 4/30/18
Investor Class	Actual Performance	$1,000.00	$1,048.40	$14.88
	Hypothetical (5% annual return before expenses)	1,000.00	1,010.27	14.60
Class I	Actual Performance	1,000.00	1,049.20	13.62
	Hypothetical (5% annual return before expenses)	1,000.00	1,011.50	13.37
Class Y	Actual Performance	1,000.00	1,050.10	12.86
	Hypothetical (5% annual return before expenses)	1,000.00	1,012.25	12.63

*	Expenses are equal to the Fund’s annualized expense ratio of 2.93%, 2.68% and 2.53% for Investor Class, Class I and Class Y respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Global Long/Short Equity Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/17	4/30/18	11/1/17 – 4/30/18
Investor Class	Actual Performance	$1,000.00	$1,028.80	$12.50
	Hypothetical (5% annual return before expenses)	1,000.00	1,012.46	12.40
Class I	Actual Performance	1,000.00	1,030.00	11.24
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.72	11.15
Class Y	Actual Performance	1,000.00	1,030.30	10.58
	Hypothetical (5% annual return before expenses)	1,000.000	1,014.37	10.50

*	Expenses are equal to the Fund’s annualized expense ratio of 2.48%, 2.23% and 2.10% for Investor Class, Class I and Class Y respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

361 Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended April 30, 2018 (Unaudited)

Macro Opportunity Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/17	4/30/18	11/1/17 – 4/30/18
Investor Class	Actual Performance	$1,000.00	$967.00	$10.88
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.74	11.13
Class I	Actual Performance	1,000.00	968.20	9.66
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.98	9.89

*	Expenses are equal to the Fund’s annualized expense ratio of 2.23% and 1.98% for Investor Class and Class I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

U.S. Small Cap Equity Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/17	4/30/18	11/1/17 – 4/30/18
Investor Class	Actual Performance	$1,000.00	$975.30	$6.18
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.54	6.31
Class I	Actual Performance	1,000.00	976.90	4.70
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.04	4.80
Class Y	Actual Performance	1,000.00	977.40	4.22
	Hypothetical (5% annual return before expenses)	1,000.000	1,020.52	4.31

*	Expenses are equal to the Fund’s annualized expense ratio of 1.26%, 0.96% and 0.86% for Investor Class, Class I and Class Y respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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361 Funds

Each a series of Investment Managers Series Trust

Investment Advisor

361 Capital, LLC

4600 South Syracuse Street, Suite 500

Denver, Colorado 80237

Sub-Advisor

Federated Investment Management Company

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222

Analytic Investors, LLC

555 West Fifth Street, 50th Floor

Los Angeles, California 90013

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
361 Managed Futures Strategy Fund – Investor Class shares	AMFQX	461 418 345
361 Managed Futures Strategy Fund – Class I shares	AMFZX	461 418 337
361 Global Managed Futures Strategy Fund – Investor Class shares	AGFQX	461 41P 347
361 Global Managed Futures Strategy Fund – Class I shares	AGFZX	461 41P 339
361 Domestic Long/Short Equity Fund – Investor Class shares	ADMQX	461 41Q 527
361 Domestic Long/Short Equity Fund – Class I shares	ADMZX	461 41Q 535
361 Domestic Long/Short Equity Fund – Class Y shares	ADMWX	461 41Q 543
361 Global Long/Short Equity Fund – Investor Class shares	AGAQX	461 41Q 881
361 Global Long/Short Equity Fund – Class I shares	AGAZX	461 41Q 873
361 Global Long/Short Equity Fund – Class Y shares	AGAWX	461 41Q 865
361 Macro Opportunity Fund - Investor Class shares	AGMQX	461 41P 461
361 Macro Opportunity Fund - Class I shares	AGMZX	461 41P 453
361 U.S. Small Cap Equity Fund – Investor Class shares	ASFQX	461 41Q 386
361 U.S. Small Cap Equity Fund – Class I shares	ASFZX	461 41Q 394
361 U.S. Small Cap Equity Fund – Class Y shares	ASFWX	461 41Q 410

Privacy Principles of the 361 Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the 361 Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 736-1227 (888-7361CAP), on the Funds’ website at www.361funds.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Funds at (888) 736-1227 (888-7361CAP), on the Funds’ website at www.361funds.com or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Funds at (888) 736-1227 (888-7361CAP). The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 736-1227 (888-7361CAP).

361 Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 736-1227 (888-7361CAP)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	12/12/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	12/12/18

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	12/12/18